UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur,

One Franklin Parkway,

San Mateo,

CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 06/30/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable.

Templeton Global Bond Fund
Class A [TPINX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,677,008,700
Total Number of Portfolio Holdings*	90
Portfolio Turnover Rate	14.99%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	406-STSR-0824

Templeton Global Bond Fund
Class C [TEGBX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,677,008,700
Total Number of Portfolio Holdings*	90
Portfolio Turnover Rate	14.99%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	506-STSR-0824

Templeton Global Bond Fund
Class R [FGBRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$59	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,677,008,700
Total Number of Portfolio Holdings*	90
Portfolio Turnover Rate	14.99%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	816-STSR-0824

Templeton Global Bond Fund
Class R6 [FBNRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$28	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,677,008,700
Total Number of Portfolio Holdings*	90
Portfolio Turnover Rate	14.99%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	356-STSR-0824

Templeton Global Bond Fund
Advisor Class [TGBAX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$35	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,677,008,700
Total Number of Portfolio Holdings*	90
Portfolio Turnover Rate	14.99%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	616-STSR-0824

Templeton Global Total Return Fund
Class A [TGTRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$63	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$257,054,692
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	15.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Total Return Fund	PAGE 1	407-STSR-0824

Templeton Global Total Return Fund
Class C [TTRCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$82	1.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$257,054,692
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	15.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Total Return Fund	PAGE 1	507-STSR-0824

Templeton Global Total Return Fund
Class R [FRRGX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$75	1.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$257,054,692
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	15.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Total Return Fund	PAGE 1	808-STSR-0824

Templeton Global Total Return Fund
Class R6 [FTTRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$43	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$257,054,692
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	15.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Total Return Fund	PAGE 1	308-STSR-0824

Templeton Global Total Return Fund
Advisor Class [TTRZX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$50	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$257,054,692
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	15.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Total Return Fund	PAGE 1	696-STSR-0824

Templeton International Bond Fund
Class A [TBOAX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.99%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$20,064,890
Total Number of Portfolio Holdings*	72
Portfolio Turnover Rate	23.80%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton International Bond Fund	PAGE 1	447-STSR-0824

Templeton International Bond Fund
Class C [FCNBX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$20,064,890
Total Number of Portfolio Holdings*	72
Portfolio Turnover Rate	23.80%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton International Bond Fund	PAGE 1	247-STSR-0824

Templeton International Bond Fund
Class R
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$59	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$20,064,890
Total Number of Portfolio Holdings*	72
Portfolio Turnover Rate	23.80%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton International Bond Fund	PAGE 1	847-STSR-0824

Templeton International Bond Fund
Class R6 [FIBQX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$29	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$20,064,890
Total Number of Portfolio Holdings*	72
Portfolio Turnover Rate	23.80%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton International Bond Fund	PAGE 1	8447-STSR-0824

Templeton International Bond Fund
Advisor Class [FIBZX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$35	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$20,064,890
Total Number of Portfolio Holdings*	72
Portfolio Turnover Rate	23.80%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton International Bond Fund	PAGE 1	647-STSR-0824

Templeton Sustainable Emerging Markets Bond Fund
Class A [FEMGX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$56	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$15,349,407
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	48.52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	72-STSR-0824

Templeton Sustainable Emerging Markets Bond Fund
Class C [FEMHX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$75	1.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$15,349,407
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	48.52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	572-STSR-0824

Templeton Sustainable Emerging Markets Bond Fund
Class R [FEMBX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$68	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$15,349,407
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	48.52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	872-STSR-0824

Templeton Sustainable Emerging Markets Bond Fund
Class R6 [FEMRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$42	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$15,349,407
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	48.52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	812-STSR-0824

Templeton Sustainable Emerging Markets Bond Fund
Advisor Class [FEMZX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$44	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$15,349,407
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	48.52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	12-STSR-0824

Item 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSRS.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Templeton
Income Trust
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund
Templeton Sustainable Emerging Markets Bond Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 47
Notes to Financial Statements 53
Changes In and Disagreements with Accountants 78
Results of Meeting(s) of Shareholders 78
Remuneration Paid to Directors, Officers and Others 78
Board Approval of Management and Subadvisory Agreements 78

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.77 $7.89 $8.84 $9.80 $10.69 $11.30
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.29 0.34 0.42 0.41 0.59
Net realized and unrealized gains (losses) (0.87) (0.11) (0.88) (0.90) (0.85) (0.54)
Total from investment operations ........ (0.70) 0.18 (0.54) (0.48) (0.44) 0.05
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.18) — — — (0.01) (0.66)
Tax return of capital ................ — (0.30) (0.41) (0.48) (0.44) —
Total distributions ................... (0.18) (0.30) (0.41) (0.48) (0.45) (0.66)
Net asset value, end of period .......... $6.89 $7.77 $7.89 $8.84 $9.80 $10.69
Total return
c
....................... (9.09)% 2.43% (6.17)% (5.06)% (4.14)% 0.35%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.01% 0.97% 0.96% 0.97% 0.93% 0.92%
Expenses net of waiver and payments by
affiliates .......................... 0.98% 0.95% 0.94% 0.96% 0.91% 0.85%
Net investment income ............... 4.77% 3.72% 4.14% 4.51% 4.03% 5.27%
Supplemental data
Net assets, end of period (000’s) ........ $1,732,636 $2,104,823 $2,492,812 $3,478,172 $4,749,790 $6,514,630
Portfolio turnover rate ................ 14.99% 104.28% 16.01% 28.44% 60.07% 32.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.81 $7.93 $8.88 $9.83 $10.72 $11.33
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.25 0.31 0.38 0.37 0.55
Net realized and unrealized gains (losses) (0.88) (0.10) (0.89) (0.90) (0.85) (0.55)
Total from investment operations ........ (0.72) 0.15 (0.58) (0.52) (0.48) —
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.16) — — — (0.01) (0.61)
Tax return of capital ................ — (0.27) (0.37) (0.43) (0.40) —
Total distributions ................... (0.16) (0.27) (0.37) (0.43) (0.41) (0.61)
Net asset value, end of period .......... $6.93 $7.81 $7.93 $8.88 $9.83 $10.72
Total return
c
....................... (9.23)% 1.99% (6.53)% (5.38)% (4.52)% 0.06%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.41% 1.37% 1.37% 1.36% 1.33% 1.32%
Expenses net of waiver and payments by
affiliates .......................... 1.38% 1.35% 1.35% 1.36%
e
1.31% 1.25%
Net investment income ............... 4.36% 3.27% 3.78% 4.07% 3.65% 4.87%
Supplemental data
Net assets, end of period (000’s) ........ $57,366 $79,606 $126,600 $224,611 $682,582 $1,392,223
Portfolio turnover rate ................ 14.99% 104.28% 16.01% 28.44% 60.07% 32.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.77 $7.89 $8.84 $9.80 $10.69 $11.30
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.27 0.32 0.40 0.38 0.56
Net realized and unrealized gains (losses) (0.87) (0.11) (0.88) (0.91) (0.84) (0.54)
Total from investment operations ........ (0.71) 0.16 (0.56) (0.51) (0.46) 0.02
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.17) — — — (0.01) (0.63)
Tax return of capital ................ — (0.28) (0.39) (0.45) (0.42) —
Total distributions ................... (0.17) (0.28) (0.39) (0.45) (0.43) (0.63)
Net asset value, end of period .......... $6.89 $7.77 $7.89 $8.84 $9.80 $10.69
Total return
c
....................... (9.20)% 2.18% (6.40)% (5.30)% (4.38)% 0.10%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.26% 1.22% 1.21% 1.22% 1.18% 1.17%
Expenses net of waiver and payments by
affiliates .......................... 1.23% 1.20% 1.19% 1.21% 1.16% 1.10%
Net investment income ............... 4.53% 3.48% 3.87% 4.26% 3.79% 5.02%
Supplemental data
Net assets, end of period (000’s) ........ $85,369 $100,333 $111,601 $137,543 $170,554 $208,853
Portfolio turnover rate ................ 14.99% 104.28% 16.01% 28.44% 60.07% 32.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.72 $7.85 $8.80 $9.75 $10.64 $11.25
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.31 0.37 0.45 0.45 0.62
Net realized and unrealized gains (losses) (0.87) (0.11) (0.88) (0.89) (0.85) (0.53)
Total from investment operations ........ (0.68) 0.20 (0.51) (0.44) (0.40) 0.09
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.19) — — — (0.01) (0.70)
Tax return of capital ................ — (0.33) (0.44) (0.51) (0.48) —
Total distributions ................... (0.19) (0.33) (0.44) (0.51) (0.49) (0.70)
Net asset value, end of period .......... $6.85 $7.72 $7.85 $8.80 $9.75 $10.64
Total return
c
....................... (8.83)% 2.72% (5.79)% (4.59)% (3.79)% 0.73%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.60% 0.58% 0.63% 0.58% 0.57%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.56% 0.52% 0.58% 0.54% 0.48%
Net investment income ............... 5.17% 4.09% 4.56% 4.85% 4.42% 5.64%
Supplemental data
Net assets, end of period (000’s) ........ $453,533 $551,986 $688,345 $944,502 $2,273,175 $4,407,299
Portfolio turnover rate ................ 14.99% 104.28% 16.01% 28.44% 60.07% 32.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.73 $7.85 $8.80 $9.75 $10.64 $11.25
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.30 0.36 0.44 0.43 0.61
Net realized and unrealized gains (losses) (0.87) (0.10) (0.88) (0.89) (0.84) (0.54)
Total from investment operations ........ (0.69) 0.20 (0.52) (0.45) (0.41) 0.07
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.19) — — — (0.01) (0.68)
Tax return of capital ................ — (0.32) (0.43) (0.50) (0.47) —
Total distributions ................... (0.19) (0.32) (0.43) (0.50) (0.48) (0.68)
Net asset value, end of period .......... $6.85 $7.73 $7.85 $8.80 $9.75 $10.64
Total return
c
....................... (9.02)% 2.71% (5.95)% (4.74)% (3.92)% 0.60%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.72% 0.72% 0.72% 0.69% 0.67%
Expenses net of waiver and payments by
affiliates .......................... 0.73% 0.70% 0.69% 0.71% 0.66% 0.60%
Net investment income ............... 5.02% 3.96% 4.41% 4.74% 4.31% 5.52%
Supplemental data
Net assets, end of period (000’s) ........ $1,348,105 $1,743,989 $2,284,522 $3,641,639 $7,050,610 $14,244,707
Portfolio turnover rate ................ 14.99% 104.28% 16.01% 28.44% 60.07% 32.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2024
Templeton Global Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 81.2%
Australia 14.0%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 240,109,000 AUD $ 127,632,322
a
Senior Bond , Reg S, 1.75% , 3/20/34 94,524,000 AUD 47,355,410
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 98,880,000 AUD 51,671,929
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 241,968,000 AUD 119,446,123
Treasury Corp. of Victoria ,
a
Senior Bond , Reg S, 2.25% , 9/15/33 185,006,000 AUD 98,241,909
Senior Bond , 2.25% , 11/20/34 ..... 141,082,000 AUD 72,266,087
516,613,780
Brazil 7.4%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 342,452,000 BRL 59,036,168
10% , 1/01/31 .................. 480,994,000 BRL 77,868,390
10% , 1/01/33 .................. 203,346,000 BRL 32,344,313
F , 10% , 1/01/29 ................ 605,916,000 BRL 101,082,029
270,330,900
Colombia 6.8%
Colombia Titulos de Tesoreria ,
B , 7.75% , 9/18/30 .............. 290,673,300,000 COP 62,189,346
B , 7% , 3/26/31 ................. 110,158,200,000 COP 22,355,906
B , 7% , 6/30/32 ................. 107,691,000,000 COP 21,055,616
B , 13.25% , 2/09/33 ............. 248,870,000,000 COP 68,234,424
B , 7.25% , 10/18/34 ............. 148,699,000,000 COP 28,180,166
B , 6.25% , 7/09/36 .............. 41,872,000,000 COP 6,966,360
B , 9.25% , 5/28/42 .............. 206,416,000,000 COP 41,496,593
250,478,411
Germany 2.9%
a
Bundesobligation , Reg S, 10/18/24 ... 33,025,000 EUR 35,023,617
a
Bundesschatzanweisungen , Reg S,
0.4% , 9/13/24 ................. 67,915,000 EUR 72,305,291
107,328,908
Ghana 1.5%
b
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 115,913,466 GHS 4,798,301
PIK, 8.5% , 2/15/28 .............. 183,991,471 GHS 6,600,343
PIK, 8.65% , 2/13/29 ............. 184,262,812 GHS 5,857,301
PIK, 5% , 2/12/30 ............... 184,534,352 GHS 5,382,397
PIK, 8.95% , 2/11/31 ............. 164,272,083 GHS 4,422,197
PIK, 9.1% , 2/10/32 .............. 164,513,807 GHS 4,176,565
PIK, 9.25% , 2/08/33 ............. 164,755,710 GHS 3,997,365
PIK, 9.4% , 2/07/34 .............. 164,997,790 GHS 3,875,190
PIK, 9.55% , 2/06/35 ............. 165,240,048 GHS 3,795,853
PIK, 9.7% , 2/05/36 .............. 165,482,483 GHS 3,748,872
PIK, 9.85% , 2/03/37 ............. 165,725,097 GHS 3,726,242
PIK, 10% , 2/02/38 .............. 165,967,888 GHS 3,722,218
54,102,844

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 6.9%
India Government Bond ,
7.26% , 1/14/29 ................ 4,296,000,000 INR $ 52,049,757
Senior Bond , 7.26% , 8/22/32 ...... 12,972,780,000 INR 157,617,608
Senior Bond , 7.18% , 8/14/33 ...... 2,615,000,000 INR 31,654,423
Senior Note , 7.1% , 4/18/29 ....... 917,600,000 INR 11,042,497
252,364,285
Indonesia 4.4%
Indonesia Government Bond ,
FR73 , 8.75% , 5/15/31 ........... 80,267,000,000 IDR 5,359,090
FR82 , 7% , 9/15/30 .............. 291,868,000,000 IDR 17,834,336
FR87 , 6.5% , 2/15/31 ............ 56,763,000,000 IDR 3,359,657
FR91 , 6.375% , 4/15/32 .......... 159,351,000,000 IDR 9,373,786
FR95 , 6.375% , 8/15/28 .......... 277,887,000,000 IDR 16,710,674
FR96 , 7% , 2/15/33 .............. 1,801,954,000,000 IDR 109,580,812
162,218,355
Israel 1.6%
a
Israel Government Bond ,
Senior Bond , Reg S, 1.5% , 1/16/29 . 59,394,000 EUR 56,536,381
Senior Bond , Reg S, 0.625% , 1/18/32 4,111,000 EUR 3,409,039
59,945,420
Malaysia 9.1%
Malaysia Government Bond ,
4.181% , 7/15/24 ................ 29,835,000 MYR 6,326,246
4.059% , 9/30/24 ................ 126,740,000 MYR 26,917,672
3.882% , 3/14/25 ................ 188,040,000 MYR 40,030,603
3.955% , 9/15/25 ................ 28,830,000 MYR 6,158,671
3.9% , 11/30/26 ................. 226,950,000 MYR 48,632,961
3.892% , 3/15/27 ................ 19,290,000 MYR 4,128,204
3.502% , 5/31/27 ................ 30,640,000 MYR 6,488,954
3.899% , 11/16/27 ............... 691,620,000 MYR 148,210,672
4.498% , 4/15/30 ................ 97,744,000 MYR 21,515,213
3.582% , 7/15/32 ................ 134,410,000 MYR 27,970,488
336,379,684
Mexico 4.5%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 121,740,000 MXN 6,704,935
M , Senior Bond , 7.75% , 11/23/34 ... 378,250,000 MXN 17,809,621
Mexican Bonos Desarr Fixed Rate ,
M , 7.5% , 5/26/33 ............... 2,285,440,000 MXN 107,610,748
M , Senior Bond , 8.5% , 11/18/38 .... 223,180,000 MXN 10,821,326
M , Senior Bond , 7.75% , 11/13/42 ... 480,400,000 MXN 21,176,472
164,123,102
Norway 3.3%
a
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.75% ,
3/13/25 ...................... 890,910,000 NOK 81,936,816
Senior Bond , 144A, Reg S, 1.5% ,
2/19/26 ...................... 370,824,000 NOK 33,388,551

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway (continued)
a
Norway Government Bond, (continued)
Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ...................... 68,460,000 NOK $ 6,100,599
121,425,966
Panama 5.1%
Panama Government Bond ,
Senior Bond , 3.16% , 1/23/30 ...... 8,670,000 7,333,315
Senior Bond , 2.252% , 9/29/32 ..... 22,130,000 15,951,113
Senior Bond , 3.298% , 1/19/33 ..... 2,130,000 1,658,318
Senior Bond , 6.4% , 2/14/35 ....... 91,380,000 86,800,170
Senior Bond , 6.875% , 1/31/36 ..... 11,770,000 11,522,736
Senior Bond , 8% , 3/01/38 ........ 59,930,000 63,258,205
186,523,857
Romania 3.4%
a
Romania Government Bond ,
Senior Bond , 144A, 7.125% , 1/17/33 30,630,000 32,311,863
Senior Bond , 144A, 6.375% , 1/30/34 69,210,000 70,025,501
Senior Bond , 144A, 6% , 5/25/34 .... 22,230,000 21,850,423
124,187,787
South Africa 2.4%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 652,390,000 ZAR 30,360,189
Senior Bond , 8.5% , 1/31/37 ....... 504,210,000 ZAR 21,812,775
Senior Bond , 9% , 1/31/40 ........ 800,630,000 ZAR 34,704,491
86,877,455
South Korea 5.2%
Korea Treasury Bonds ,
3.25% , 3/10/28 ................ 42,000,990,000 KRW 30,489,924
3.5% , 9/10/28 ................. 218,715,010,000 KRW 160,314,643
190,804,567
Uruguay 2.7%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 3,744,659,505 UYU 101,027,560
Total Foreign Government and Agency Securities (Cost $ 3,206,243,513 ) ...........
2,984,732,881
U.S. Government and Agency Securities 7.6%
United States 7.6%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 63,520,000 53,669,438
3.125%, 2/15/43 ................ 18,463,000 14,956,472
3.625%, 8/15/43 ................ 169,433,000 147,274,341
3.75%, 11/15/43 ................ 15,349,000 13,570,674
U.S. Treasury Notes , 3.5%, 2/15/33 ... 53,358,000 50,016,872
279,487,797
Total U.S. Government and Agency Securities (Cost $ 300,943,989 ) ................
279,487,797
Total Long Term Investments (Cost $ 3,507,187,502 ) .............................
3,264,220,678

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , July Strike Price
157.25 JPY , Expires 7/24/24 ...... 1 263,816,000 $ 6,014,791
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 164.00 JPY , Expires 8/26/24 .. 1 527,634,000 2,853,158
8,867,949
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 147.65 JPY , Expires
9/12/24 ...................... 1 175,879,000 336,635
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 152.90 JPY , Expires
9/12/24 ...................... 1 703,514,000 3,749,794
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 152.95 JPY , Expires 8/26/24 .. 1 527,634,000 1,892,867
5,979,296
Total Options Purchased (Cost $ 20,797,691 ) ....................................
14,847,245
Short Term Investments 8.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 0.2%
Germany 0.2%
a ,d
Germany Treasury Bills , Reg S, 9/18/24
6,006,000 EUR 6,386,202
Total Foreign Government and Agency Securities (Cost $ 6,469,017 ) ...............
6,386,202
Shares
Money Market Funds 8.2%
United States 8.2%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 4.972% ......... 299,816,896 299,816,896
Total Money Market Funds (Cost $ 299,816,896 ) .................................
299,816,896
a a a a a
Total Short Term Investments (Cost $ 306,285,913 ) ...............................
306,203,098
a a a
Total Investments (Cost $ 3,834,271,106 ) 97.6% ..................................
$3,585,271,021
Options Written (0.3) % .......................................................
(12,707,206)
Other Assets, less Liabilities 2.7% .............................................
104,444,885
Net Assets 100.0% ...........................................................
$3,677,008,700
a a a

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
g
Options Written (0.3)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , July Strike Price
156.05 JPY , Expires 7/24/24 ...... 1 175,879,000 $ (5,104,347)
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 160.00 JPY , Expires 8/26/24 .. 1 351,757,000 (4,807,966)
(9,912,313)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 149.90 JPY , Expires 8/26/24 .. 1 351,757,000 (636,722)
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 150.10 JPY , Expires
9/12/24 ...................... 1 703,514,000 (2,158,171)
(2,794,893)
Total Options Written (Premiums received $ 11,721,427 ) ..........................
$ (12,707,206)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $684,317,725, representing 18.6% of net assets.
b
Income may be received in additional securities and/or cash.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(e).
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding written options.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 2,366,957,100 28,307,128 7/05/24 $ 83,886 $ —
Indian Rupee ...... HSBK Sell 2,366,957,100 28,377,378 7/05/24 — (13,636)
Chilean Peso ...... HSBK Buy 15,512,700,000 17,184,208 7/08/24 — (697,558)
Indian Rupee ...... JPHQ Buy 1,590,808,500 19,064,544 7/15/24 9,573 —
Japanese Yen ...... BNDP Buy 41,246,625,520 273,633,053 7/16/24 — (16,670,123)
Japanese Yen ...... DBAB Buy 13,128,207,310 87,053,037 7/16/24 — (5,265,434)
Japanese Yen ...... GSCO Buy 5,039,000,000 33,413,790 7/16/24 — (2,021,253)
South Korean Won .. JPHQ Buy 16,182,300,000 12,392,253 7/16/24 — (657,157)
Chilean Peso ...... HSBK Buy 16,280,400,000 17,549,208 7/18/24 — (242,817)
Chilean Peso ...... JPHQ Buy 18,410,300,000 19,846,170 7/18/24 — (275,653)
Thai Baht ......... HSBK Buy 1,913,553,624 52,114,156 7/23/24 38,510 —
Thai Baht ......... JPHQ Buy 464,383,000 12,651,764 7/23/24 4,694 —
Chilean Peso ...... JPHQ Buy 24,185,600,000 25,847,601 7/24/24 — (134,414)
Japanese Yen ...... MSCO Buy 30,622,636,661 196,351,817 7/26/24 — (5,279,671)
Mexican Peso ...... MSCO Buy 540,623,000 23,797,496 9/03/24 5,454,333 —
Mexican Peso ...... MSCO Sell 540,623,000 22,984,206 9/03/24 — (6,267,624)
Indian Rupee ...... CITI Buy 1,596,806,500 19,066,346 9/18/24 36,957 —
New Zealand Dollar . BOFA Buy 41,880,000 25,508,061 9/18/24 2,722 —
New Zealand Dollar . BOFA Sell 1,870,000 1,107,220 9/18/24 — (31,872)
New Zealand Dollar . JPHQ Buy 181,180,000 110,450,952 9/18/24 — (86,968)
South Korean Won .. DBAB Buy 10,256,000,000 7,473,585 9/19/24 — (9,545)
South Korean Won .. HSBK Buy 268,263,000,000 205,942,684 9/19/24 — (10,708,116)
Thai Baht ......... JPHQ Buy 150,471,000 4,232,063 9/23/24 — (114,546)
Indian Rupee ...... HSBK Buy 2,366,957,100 28,301,036 10/03/24 1,648 —
Norwegian Krone ... MSCO Buy 642,880,000 60,304,015 10/10/24 57,726 —
Norwegian Krone ... MSCO Sell 16,180,000 1,474,394 10/10/24 — (44,790)
Japanese Yen ...... MSCO Buy 22,397,100,000 145,203,765 11/21/24 — (2,861,796)
Indian Rupee ...... JPHQ Buy 966,869,900 11,504,878 12/18/24 20,901 —
Total Forward Exchange Contracts ................................................... $5,710,950 $(51,382,973)
Net unrealized appreciation (depreciation) ............................................ $(45,672,023)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2024, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 231,810,000 $ (12,408,165) $ — $ (12,408,165)
Receive Fixed 3.847% . Annual
Pay Floating 1-day
SOFR ............ Annual 8/31/33 139,510,000 (3,087,691) — (3,087,691)
Total Interest Rate Swap Contracts .................................... $(15,495,856) $ — $(15,495,856)
*
In U.S. dollars unless otherwise indicated.
See Note  9  regarding other derivative information.
See Abbreviations on page 77 .

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.15 $7.16 $8.77 $9.98 $11.02 $11.62
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.40 0.46 0.63 0.43 0.60
Net realized and unrealized gains (losses) (0.59) —
c
(1.55) (1.14) (1.01) (0.46)
Total from investment operations ........ (0.36) 0.40 (1.09) (0.51) (0.58) 0.14
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.24) — — — (0.02) (0.74)
Tax return of capital ................ — (0.41) (0.52) (0.70) (0.44) —
Total distributions ................... (0.24) (0.41) (0.52) (0.70) (0.46) (0.74)
Net asset value, end of period .......... $6.55 $7.15 $7.16 $8.77 $9.98 $11.02
Total return
d
....................... (5.19)% 5.88% (12.53)% (5.39)% (5.32)% 1.21%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.31% 1.16% 1.16% 1.17% 1.08% 1.04%
Expenses net of waiver and payments by
affiliates .......................... 1.29% 1.14% 1.14% 1.16% 1.06% 0.96%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.29% 1.07% 1.14%
f
1.16%
f
1.04% 0.93%
Net investment income ............... 6.66% 5.65% 5.99% 6.67% 4.19% 5.27%
Supplemental data
Net assets, end of period (000’s) ........ $133,412 $163,440 $200,854 $299,056 $482,575 $769,018
Portfolio turnover rate ................ 15.24% 76.60% 35.05% 23.94% 60.89% 27.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.15 $7.15 $8.76 $9.96 $11.01 $11.61
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.37 0.44 0.59 0.39 0.56
Net realized and unrealized gains (losses) (0.60) 0.01 (1.56) (1.14) (1.02) (0.46)
Total from investment operations ........ (0.39) 0.38 (1.12) (0.55) (0.63) 0.10
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.22) — — — (0.01) (0.70)
Tax return of capital ................ — (0.38) (0.49) (0.65) (0.41) —
Total distributions ................... (0.22) (0.38) (0.49) (0.65) (0.42) (0.70)
Net asset value, end of period .......... $6.54 $7.15 $7.15 $8.76 $9.96 $11.01
Total return
c
....................... (5.52)% 5.60% (12.92)% (5.72)% (5.80)% 0.81%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.71% 1.57% 1.57% 1.56% 1.48% 1.44%
Expenses net of waiver and payments by
affiliates .......................... 1.69% 1.54% 1.54% 1.56%
e
1.46% 1.36%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.69% 1.47% 1.54%
f
1.56%
f
1.44% 1.33%
Net investment income ............... 6.24% 5.23% 5.63% 6.21% 3.79% 4.87%
Supplemental data
Net assets, end of period (000’s) ........ $10,148 $13,725 $19,873 $40,591 $113,438 $237,215
Portfolio turnover rate ................ 15.24% 76.60% 35.05% 23.94% 60.89% 27.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.16 $7.17 $8.78 $9.98 $11.03 $11.63
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.38 0.44 0.61 0.40 0.58
Net realized and unrealized gains (losses) (0.60) —
c
(1.55) (1.14) (1.02) (0.47)
Total from investment operations ........ (0.38) 0.38 (1.11) (0.53) (0.62) 0.11
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.23) — — — (0.02) (0.71)
Tax return of capital ................ — (0.39) (0.50) (0.67) (0.41) —
Total distributions ................... (0.23) (0.39) (0.50) (0.67) (0.43) (0.71)
Net asset value, end of period .......... $6.55 $7.16 $7.17 $8.78 $9.98 $11.03
Total return
d
....................... (5.44)% 5.61% (12.74)% (5.54)% (5.65)% 0.95%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.56% 1.41% 1.41% 1.42% 1.32% 1.29%
Expenses net of waiver and payments by
affiliates .......................... 1.54% 1.39% 1.38% 1.41% 1.30% 1.21%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.54% 1.32% 1.38%
f
1.41%
f
1.28% 1.18%
Net investment income ............... 6.42% 5.41% 5.72% 6.44% 3.89% 5.02%
Supplemental data
Net assets, end of period (000’s) ........ $2,269 $2,789 $3,322 $4,823 $7,741 $7,377
Portfolio turnover rate ................ 15.24% 76.60% 35.05% 23.94% 60.89% 27.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.15 $7.16 $8.78 $9.98 $11.03 $11.63
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.43 0.51 0.66 0.47 0.65
Net realized and unrealized gains (losses) (0.59) —
c
(1.58) (1.13) (1.02) (0.47)
Total from investment operations ........ (0.35) 0.43 (1.07) (0.47) (0.55) 0.18
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.25) — — — (0.02) (0.78)
Tax return of capital ................ — (0.44) (0.55) (0.73) (0.48) —
Total distributions ................... (0.25) (0.44) (0.55) (0.73) (0.50) (0.78)
Net asset value, end of period .......... $6.55 $7.15 $7.16 $8.78 $9.98 $11.03
Total return
d
....................... (5.00)% 6.31% (12.27)% (4.91)% (5.05)% 1.57%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.94% 0.79% 0.85% 0.79% 0.71% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.89% 0.74% 0.80% 0.77% 0.69% 0.60%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.89% 0.67% 0.80%
f
0.77%
f
0.67% 0.57%
Net investment income ............... 6.97% 6.05% 6.47% 7.01% 4.57% 5.63%
Supplemental data
Net assets, end of period (000’s) ........ $18,150 $31,027 $47,859 $170,830 $294,519 $876,665
Portfolio turnover rate ................ 15.24% 76.60% 35.05% 23.94% 60.89% 27.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.17 $7.18 $8.79 $10.00 $11.04 $11.64
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.41 0.49 0.65 0.46 0.63
Net realized and unrealized gains (losses) (0.61) 0.01 (1.56) (1.14) (1.02) (0.46)
Total from investment operations ........ (0.37) 0.42 (1.07) (0.49) (0.56) 0.17
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.24) — — — (0.02) (0.77)
Tax return of capital ................ — (0.43) (0.54) (0.72) (0.46) —
Total distributions ................... (0.24) (0.43) (0.54) (0.72) (0.48) (0.77)
Net asset value, end of period .......... $6.56 $7.17 $7.18 $8.79 $10.00 $11.04
Total return
c
....................... (5.19)% 6.13% (12.28)% (5.14)% (5.07)% 1.46%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.06% 0.92% 0.92% 0.92% 0.83% 0.79%
Expenses net of waiver and payments by
affiliates .......................... 1.04% 0.90% 0.89% 0.91% 0.81% 0.71%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.04% 0.81% 0.89%
e
0.91%
e
0.78% 0.68%
Net investment income ............... 6.90% 5.84% 6.31% 6.84% 4.48% 5.52%
Supplemental data
Net assets, end of period (000’s) ........ $93,076 $120,166 $203,568 $424,413 $1,104,754 $2,684,044
Portfolio turnover rate ................ 15.24% 76.60% 35.05% 23.94% 60.89% 27.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2024
Templeton Global Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd. , A .... Broadline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd. , B .... Broadline Retail 50,014,925 —
—
Total Common Stocks (Cost $ 1,645,359 ) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,d ,e ,f
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, PIK, 3% ,
12/31/22 ..................... Broadline Retail 37,627,701 —
Senior Secured Note , 144A, PIK, 8% ,
12/31/22 ..................... Broadline Retail 14,528,882 EUR —
a ,d ,e ,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $ 46,940,536 ) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 79.4%
Australia 3.3%
Queensland Treasury Corp. , Senior
Bond , 2% , 8/22/33 .............. 630,000 AUD 329,220
Treasury Corp. of Victoria ,
f
Senior Bond , Reg S, 2.25% , 9/15/33 12,349,000 AUD 6,557,568
Senior Bond , 2.25% , 11/20/34 ..... 2,963,000 AUD 1,517,730
8,404,518
Brazil 8.8%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 35,530,000 BRL 6,125,107
10% , 1/01/31 .................. 31,491,000 BRL 5,098,096
10% , 1/01/33 .................. 17,206,000 BRL 2,736,794
F , 10% , 1/01/29 ................ 51,267,000 BRL 8,552,625
22,512,622
Colombia 2.5%
Colombia Titulos de Tesoreria ,
B , 6.25% , 7/09/36 .............. 728,000,000 COP 121,119
B , 9.25% , 5/28/42 .............. 31,766,000,000 COP 6,386,040
6,507,159
Dominican Republic 2.8%
f
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,370,000 2,016,705
Senior Bond , 144A, 6.4% , 6/05/49 .. 580,000 544,945
Senior Bond , 144A, 5.875% , 1/30/60 5,340,000 4,543,978
7,105,628

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ecuador 4.9%
f
Ecuador Government Bond , Senior
Bond , 144A, 3.5% , 7/31/35 ........ 25,206,000 $ 12,606,840
Egypt 2.5%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 199,700,000 EGP 4,132,020
f
Senior Bond , 144A, 8.75% , 9/30/51 . 1,080,000 815,906
f
Senior Bond , 144A, 7.5% , 2/16/61 .. 2,370,000 1,594,157
6,542,083
Ghana 2.7%
d
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 15,920,445 GHS 659,036
PIK, 8.5% , 2/15/28 .............. 25,270,790 GHS 906,541
PIK, 8.65% , 2/13/29 ............. 25,044,097 GHS 796,096
PIK, 5% , 2/12/30 ............... 25,081,002 GHS 731,549
PIK, 8.95% , 2/11/31 ............. 22,738,871 GHS 612,129
PIK, 9.1% , 2/10/32 .............. 22,772,331 GHS 578,129
PIK, 9.25% , 2/08/33 ............. 22,805,816 GHS 553,323
PIK, 9.4% , 2/07/34 .............. 19,116,588 GHS 448,978
PIK, 9.55% , 2/06/35 ............. 19,144,656 GHS 439,786
PIK, 9.7% , 2/05/36 .............. 19,172,744 GHS 434,343
PIK, 9.85% , 2/03/37 ............. 19,200,853 GHS 431,721
PIK, 10% , 2/02/38 .............. 19,228,983 GHS 431,255
7,022,886
Hungary 6.0%
Hungary Government Bond ,
1% , 11/26/25 .................. 1,004,400,000 HUF 2,527,449
3% , 10/27/27 .................. 273,100,000 HUF 662,136
4.75% , 11/24/32 ................ 5,126,900,000 HUF 12,134,198
15,323,783
India 5.8%
India Government Bond , Senior Bond ,
7.26% , 8/22/32 ................ 1,219,000,000 INR 14,810,693
Indonesia 4.6%
Indonesia Government Bond ,
FR59 , 7% , 5/15/27 .............. 17,128,000,000 IDR 1,056,736
FR87 , 6.5% , 2/15/31 ............ 10,451,000,000 IDR 618,568
FR91 , 6.375% , 4/15/32 .......... 29,340,000,000 IDR 1,725,919
FR95 , 6.375% , 8/15/28 .......... 82,071,000,000 IDR 4,935,322
FR96 , 7% , 2/15/33 .............. 56,621,000,000 IDR 3,443,248
11,779,793
Kazakhstan 3.1%
Kazakhstan MEOKAM ,
10.67% , 1/21/26 ................ 297,400,000 KZT 605,610
15.35% , 11/18/27 ............... 50,500,000 KZT 113,345
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 680,900,000 KZT 1,310,596
15.3% , 3/03/29 ................ 252,400,000 KZT 578,519
10.55% , 7/28/29 ................ 315,300,000 KZT 612,624
11% , 2/04/30 .................. 41,000,000 KZT 80,956
12% , 3/07/30 .................. 350,400,000 KZT 716,962

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Kazakhstan (continued)
Kazakhstan MEUKAM, (continued)
10.3% , 3/17/31 ................ 224,900,000 KZT $ 424,669
14% , 5/12/31 .................. 60,600,000 KZT 135,615
Senior Bond , 5.49% , 3/27/27 ...... 278,100,000 KZT 493,867
Senior Bond , 5.5% , 9/20/28 ....... 724,300,000 KZT 1,189,003
Senior Bond , 7.68% , 8/13/29 ...... 1,052,000,000 KZT 1,826,341
8,088,107
Malaysia 10.3%
Malaysia Government Bond ,
4.181% , 7/15/24 ................ 4,830,000 MYR 1,024,158
4.059% , 9/30/24 ................ 19,180,000 MYR 4,073,544
3.882% , 3/14/25 ................ 14,090,000 MYR 2,999,528
3.955% , 9/15/25 ................ 5,335,000 MYR 1,139,664
3.502% , 5/31/27 ................ 2,760,000 MYR 584,514
3.899% , 11/16/27 ............... 77,940,000 MYR 16,702,149
3.885% , 8/15/29 ................ 300,000 MYR 64,254
26,587,811
Mexico 4.6%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 9,610,000 MXN 529,279
M , Senior Bond , 7.75% , 11/23/34 ... 29,910,000 MXN 1,408,290
Mexican Bonos Desarr Fixed Rate ,
M , 7.5% , 5/26/33 ............... 158,380,000 MXN 7,457,378
M , Senior Bond , 8.5% , 11/18/38 .... 17,630,000 MXN 854,826
M , Senior Bond , 7.75% , 11/13/42 ... 37,940,000 MXN 1,672,430
11,922,203
Mongolia 2.0%
f
Mongolia Government Bond ,
Senior Bond , 144A, 4.45% , 7/07/31 . 4,370,000 3,690,465
Senior Note , 144A, 5.125% , 4/07/26 . 200,000 194,200
Senior Note , 144A, 3.5% , 7/07/27 .. 1,380,000 1,244,070
5,128,735
Norway 4.6%
f
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.5% ,
2/19/26 ...................... 106,837,000 NOK 9,619,476
Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ...................... 23,754,000 NOK 2,116,764
11,736,240
Panama 3.1%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 1,110,000 1,054,369
Senior Bond , 6.7% , 1/26/36 ....... 4,850,000 4,718,460
Senior Bond , 6.875% , 1/31/36 ..... 2,150,000 2,104,833
7,877,662
South Africa 3.0%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 58,140,000 ZAR 2,705,654
Senior Bond , 8.5% , 1/31/37 ....... 44,950,000 ZAR 1,944,595

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Africa (continued)
South Africa Government Bond,
(continued)
Senior Bond , 9% , 1/31/40 ........ 71,350,000 ZAR $ 3,092,771
7,743,020
Sri Lanka 1.0%
e ,f
Sri Lanka Government Bond ,
Senior Bond , 144A, 6.2% , 5/11/27 .. 3,160,000 1,862,644
Senior Bond , 144A, 6.75% , 4/18/28 . 460,000 271,607
Senior Bond , 144A, 7.85% , 3/14/29 . 659,000 392,433
2,526,684
Supranational 3.8%
g
Asian Development Bank ,
Senior Note , 11.75% , 7/24/24 ...... 24,954,000,000 COP 6,013,993
Senior Note , 11.2% , 1/31/25 ....... 16,141,000,000 COP 3,879,193
9,893,186
Total Foreign Government and Agency Securities (Cost $ 224,887,689 ) ............
204,119,653
U.S. Government and Agency Securities 8.8%
United States 8.8%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 17,510,000 14,794,582
3.75%, 11/15/43 ................ 8,960,000 7,921,900
22,716,482
Total U.S. Government and Agency Securities (Cost $ 24,376,504 ) .................
22,716,482
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 297,850,088 ) ...............................
226,836,135
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , July Strike Price
157.25 JPY , Expires 7/24/24 ...... 1 15,106,000 344,405
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 164.00 JPY , Expires 8/26/24 .. 1 30,212,000 163,370
507,775

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 147.65 JPY , Expires
9/12/24 ...................... 1 10,071,000 $ 19,276
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 152.90 JPY , Expires
9/12/24 ...................... 1 40,283,000 214,712
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 152.95 JPY , Expires 8/26/24 .. 1 30,212,000 108,384
342,372
Total Options Purchased (Cost $ 1,190,868 ) .....................................
850,147
Short Term Investments 9.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 6.0%
Egypt 4.1%
h
Egypt Treasury Bills ,
3/04/25 ...................... 254,400,000 EGP 4,525,652
3/18/25 ...................... 347,675,000 EGP 6,133,029
10,658,681
Germany 1.9%
f ,h
Germany Treasury Bills , Reg S, 9/18/24
4,533,000 EUR 4,819,956
Total Foreign Government and Agency Securities (Cost $ 15,405,909 ) ..............
15,478,637
Shares
Money Market Funds 3.2%
United States 3.2%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio , 4.972% ......... 8,126,566 8,126,566
Total Money Market Funds (Cost $ 8,126,566 ) ...................................
8,126,566
a a a a a
Total Short Term Investments (Cost $ 23,532,475 ) ................................
23,605,203
a a a
Total Investments (Cost $ 322,573,431 ) 97.7% ...................................
$251,291,485
Options Written (0.3) % .......................................................
(727,609)
Other Assets, less Liabilities 2.6% .............................................
6,490,816
Net Assets 100.0% ...........................................................
$257,054,692
a a a

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
k
Options Written (0.3)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , July Strike Price
156.05 JPY , Expires 7/24/24 ...... 1 10,071,000 $ (292,280)
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 160.00 JPY , Expires 8/26/24 .. 1 20,141,000 (275,296)
(567,576)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 149.90 JPY , Expires 8/26/24 .. 1 20,141,000 (36,457)
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 150.10 JPY , Expires
9/12/24 ...................... 1 40,283,000 (123,576)
(160,033)
Total Options Written (Premiums received $ 671,161 ) ............................
$ (727,609)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $52,891,714, representing 20.6% of net assets.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(c) regarding written options.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 434,807,100 5,199,984 7/05/24 $ 15,410 $ —
Indian Rupee ...... HSBK Sell 434,807,100 5,209,892 7/05/24 — (5,502)
Japanese Yen ...... BNDP Buy 706,082,800 4,684,204 7/16/24 — (285,369)
Japanese Yen ...... DBAB Buy 1,374,954,060 9,117,309 7/16/24 — (551,464)
Japanese Yen ...... MSCO Buy 1,751,441,831 11,230,215 7/26/24 — (301,967)
Euro ............. BZWS Buy 7,833,000 8,400,407 8/06/24 3,501 —
Mexican Peso ...... MSCO Buy 67,743,000 2,981,957 9/03/24 683,457 —
Mexican Peso ...... MSCO Sell 67,743,000 2,880,046 9/03/24 — (785,367)
Indian Rupee ...... CITI Buy 773,827,980 9,239,737 9/18/24 17,910 —
Thai Baht ......... CITI Buy 478,930,000 13,534,831 9/18/24 — (433,557)
Thai Baht ......... CITI Sell 478,930,000 13,126,557 9/18/24 25,283 —
South Korean Won .. DBAB Buy 39,832,800,000 29,026,306 9/19/24 — (37,070)
Australian Dollar .... MSCO Buy 1,930,000 1,277,867 9/25/24 12,564 —
Australian Dollar .... MSCO Sell 1,930,000 1,286,152 9/25/24 — (4,278)
Indian Rupee ...... HSBK Buy 318,707,100 3,810,690 10/03/24 222 —
Norwegian Krone ... MSCO Buy 9,256,000 845,112 10/10/24 23,959 —
Japanese Yen ...... MSCO Buy 2,924,000,000 18,956,731 11/21/24 — (373,615)
Australian Dollar .... DBAB Buy 5,563,000 3,729,042 11/22/24 — (5,565)
Australian Dollar .... DBAB Sell 610,000 407,316 11/22/24 — (975)
Australian Dollar .... JPHQ Buy 30,576,000 20,503,960 11/22/24 — (38,558)
Australian Dollar .... MSCO Buy 5,930,000 3,926,549 12/12/24 44,001 —
Total Forward Exchange Contracts ................................................... $826,307 $(2,823,287)
Net unrealized appreciation (depreciation) ............................................ $(1,996,980)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2024 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( c ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 4,920,000 $ (263,354) $ — $ (263,354)
Total Interest Rate Swap Contracts .................................... $(263,354) $ — $(263,354)
*
In U.S. dollars unless otherwise indicated.
See Note  9  regarding other derivative information.
See Abbreviations on page 77 .

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.22 $7.33 $8.17 $9.01 $9.77 $10.14
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.28 0.28 0.23 0.20 0.42
Net realized and unrealized gains (losses) (0.78) (0.10) (0.76) (0.82) (0.75) (0.23)
Total from investment operations ........ (0.61) 0.18 (0.48) (0.59) (0.55) 0.19
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.18) — — — (—)
c
(0.56)
Tax return of capital ................ — (0.29) (0.36) (0.25) (0.21) —
Total distributions ................... (0.18) (0.29) (0.36) (0.25) (0.21) (0.56)
Net asset value, end of period .......... $6.43 $7.22 $7.33 $8.17 $9.01 $9.77
Total return
d
....................... (8.64)% 2.80% (5.90)% (6.65)% (5.66)% 1.86%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 2.29% 1.65% 1.73% 1.37% 1.21% 1.20%
Expenses net of waiver and payments by
affiliates .......................... 0.99% 0.84% 1.04% 0.99% 1.00% 1.00%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.99% 0.81% 1.04%
f
0.99%
f
0.99% 0.98%
Net investment income ............... 5.08% 3.91% 3.64% 2.69% 2.12% 4.18%
Supplemental data
Net assets, end of period (000’s) ........ $9,684 $11,678 $13,703 $17,129 $22,455 $39,532
Portfolio turnover rate ................ 23.80% 90.98% 9.13% 60.68% 86.26% 24.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.24 $7.35 $8.19 $9.02 $9.78 $10.16
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.25 0.25 0.19 0.16 0.39
Net realized and unrealized gains (losses) (0.78) (0.10) (0.76) (0.81) (0.75) (0.25)
Total from investment operations ........ (0.62) 0.15 (0.51) (0.62) (0.59) 0.14
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.17) — — — (—)
c
(0.52)
Tax return of capital ................ — (0.26) (0.33) (0.21) (0.17) —
Total distributions ................... (0.17) (0.26) (0.33) (0.21) (0.17) (0.52)
Net asset value, end of period .......... $6.45 $7.24 $7.35 $8.19 $9.02 $9.78
Total return
d
....................... (8.82)% 2.37% (6.30)% (6.96)% (6.03)% 1.35%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 2.65% 2.05% 2.16% 1.71% 1.61% 1.60%
Expenses net of waiver and payments by
affiliates .......................... 1.39% 1.24% 1.43% 1.39% 1.40% 1.40%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.39% 1.21% 1.43%
f
1.39%
f
1.39% 1.38%
Net investment income ............... 4.63% 3.49% 3.28% 2.22% 1.70% 3.78%
Supplemental data
Net assets, end of period (000’s) ........ $473 $662 $842 $1,365 $3,541 $6,694
Portfolio turnover rate ................ 23.80% 90.98% 9.13% 60.68% 86.26% 24.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.22 $7.33 $8.17 $9.01 $9.76 $10.14
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.25 0.25 0.21 0.17 0.41
Net realized and unrealized gains (losses) (0.78) (0.08) (0.75) (0.82) (0.73) (0.25)
Total from investment operations ........ (0.62) 0.17 (0.50) (0.61) (0.56) 0.16
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.17) — — — (—)
c
(0.54)
Tax return of capital ................ — (0.28) (0.34) (0.23) (0.19) —
Total distributions ................... (0.17) (0.28) (0.34) (0.23) (0.19) (0.54)
Net asset value, end of period .......... $6.43 $7.22 $7.33 $8.17 $9.01 $9.76
Total return
d
....................... (8.62)% 2.41% (6.12)% (6.90)% (5.83)% 1.52%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 2.58% 1.87% 1.94% 1.63% 1.46% 1.45%
Expenses net of waiver and payments by
affiliates .......................... 1.24% 1.09% 1.29% 1.24% 1.25% 1.25%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.24% 1.06% 1.29%
f
1.24%
f
1.24% 1.23%
Net investment income ............... 4.87% 3.53% 3.35% 2.41% 1.82% 3.93%
Supplemental data
Net assets, end of period (000’s) ........ $54 $52 $117 $107 $138 $254
Portfolio turnover rate ................ 23.80% 90.98% 9.13% 60.68% 86.26% 24.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.20 $7.32 $8.17 $9.01 $9.77 $10.15
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.29 0.31 0.22 0.19 0.45
Net realized and unrealized gains (losses) (0.78) (0.08) (0.77) (0.78) (0.70) (0.23)
Total from investment operations ........ (0.60) 0.21 (0.46) (0.56) (0.51) 0.22
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.19) — — — (—)
c
(0.60)
Tax return of capital ................ — (0.33) (0.39) (0.28) (0.25) —
Total distributions ................... (0.19) (0.33) (0.39) (0.28) (0.25) (0.60)
Net asset value, end of period .......... $6.41 $7.20 $7.32 $8.17 $9.01 $9.77
Total return
d
....................... (8.34)% 2.97% (5.44)% (6.29)% (5.29)% 2.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.86% 1.49% 1.43% 0.94% 0.80% 1.24%
Expenses net of waiver and payments by
affiliates .......................... 0.60% 0.63% 0.64% 0.60% 0.61% 0.62%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.60% 0.60% 0.64%
f
0.60%
f
0.60% 0.60%
Net investment income ............... 5.47% 4.11% 4.06% 2.55% 2.14% 4.56%
Supplemental data
Net assets, end of period (000’s) ........ $3,993 $4,782 $5,809 $8,242 $47,663 $3,878
Portfolio turnover rate ................ 23.80% 90.98% 9.13% 60.68% 86.26% 24.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.23 $7.33 $8.17 $9.02 $9.78 $10.15
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.29 0.30 0.25 0.21 0.45
Net realized and unrealized gains (losses) (0.79) (0.08) (0.76) (0.83) (0.73) (0.23)
Total from investment operations ........ (0.61) 0.21 (0.46) (0.58) (0.52) 0.22
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.19) — — — (—)
c
(0.59)
Tax return of capital ................ — (0.31) (0.38) (0.27) (0.24) —
Total distributions ................... (0.19) (0.31) (0.38) (0.27) (0.24) (0.59)
Net asset value, end of period .......... $6.43 $7.23 $7.33 $8.17 $9.02 $9.78
Total return
d
....................... (8.39)% 3.05% (5.68)% (6.52)% (5.41)% 2.12%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.94% 1.40% 1.50% 0.99% 0.96% 0.95%
Expenses net of waiver and payments by
affiliates .......................... 0.74% 0.59% 0.78% 0.74% 0.75% 0.75%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.74% 0.56% 0.78%
f
0.74%
f
0.74% 0.73%
Net investment income ............... 5.17% 4.10% 3.95% 2.88% 2.30% 4.43%
Supplemental data
Net assets, end of period (000’s) ........ $5,862 $11,873 $16,520 $24,744 $284,611 $393,873
Portfolio turnover rate ................ 23.80% 90.98% 9.13% 60.68% 86.26% 24.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2024
Templeton International Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 82.5%
Australia 11.7%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 1,275,000 AUD $ 677,739
a
Senior Bond , Reg S, 1.75% , 3/20/34 231,000 AUD 115,728
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 410,000 AUD 214,255
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 841,000 AUD 415,155
Treasury Corp. of Victoria ,
a
Senior Bond , Reg S, 2.25% , 9/15/33 1,254,000 AUD 665,899
Senior Bond , 2.25% , 11/20/34 ..... 527,000 AUD 269,944
2,358,720
Brazil 8.0%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 6,450,000 BRL 1,111,932
10% , 1/01/31 .................. 940,000 BRL 152,177
F , 10% , 1/01/29 ................ 2,040,000 BRL 340,323
1,604,432
Colombia 7.4%
Colombia Titulos de Tesoreria ,
B , 7.5% , 8/26/26 ............... 2,238,600,000 COP 519,717
B , 6% , 4/28/28 ................. 81,000,000 COP 17,098
B , 7.75% , 9/18/30 .............. 399,000,000 COP 85,366
B , 7% , 3/26/31 ................. 142,000,000 COP 28,818
B , 7% , 6/30/32 ................. 670,000,000 COP 130,998
B , 13.25% , 2/09/33 ............. 357,000,000 COP 97,881
B , 7.25% , 10/18/34 ............. 608,000,000 COP 115,223
B , 6.25% , 7/09/36 .............. 290,000,000 COP 48,248
B , 9.25% , 5/28/42 .............. 2,152,000,000 COP 432,625
1,475,974
Germany 2.8%
a
Bundesobligation , Reg S, 10/18/24 ... 213,000 EUR 225,890
a
Bundesschatzanweisungen , Reg S,
0.4% , 9/13/24 ................. 321,000 EUR 341,751
567,641
Ghana 1.5%
b
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 645,993 GHS 26,741
PIK, 8.5% , 2/15/28 .............. 1,025,399 GHS 36,784
PIK, 8.65% , 2/13/29 ............. 1,023,319 GHS 32,529
PIK, 5% , 2/12/30 ............... 1,024,827 GHS 29,892
PIK, 8.95% , 2/11/31 ............. 917,906 GHS 24,710
PIK, 9.1% , 2/10/32 .............. 919,257 GHS 23,337
PIK, 9.25% , 2/08/33 ............. 920,608 GHS 22,336
PIK, 9.4% , 2/07/34 .............. 871,274 GHS 20,463
PIK, 9.55% , 2/06/35 ............. 872,554 GHS 20,044
PIK, 9.7% , 2/05/36 .............. 873,833 GHS 19,796
PIK, 9.85% , 2/03/37 ............. 875,115 GHS 19,677
PIK, 10% , 2/02/38 .............. 876,397 GHS 19,655
295,964

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 5.6%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 18,000,000 INR $ 218,698
Senior Bond , 7.18% , 8/14/33 ...... 29,000,000 INR 351,043
Senior Note , 7.1% , 4/18/29 ....... 45,600,000 INR 548,755
1,118,496
Indonesia 4.7%
Indonesia Government Bond , FR96 , 7% ,
2/15/33 ...................... 15,507,000,000 IDR 943,015
Israel 1.6%
a
Israel Government Bond ,
Senior Bond , Reg S, 1.5% , 1/16/29 . 332,000 EUR 316,026
Senior Bond , Reg S, 0.625% , 1/18/32 19,000 EUR 15,756
331,782
Malaysia 4.6%
Malaysia Government Bond ,
3.882% , 3/14/25 ................ 390,000 MYR 83,025
3.899% , 11/16/27 ............... 3,040,000 MYR 651,457
3.582% , 7/15/32 ................ 870,000 MYR 181,045
915,527
Mexico 7.7%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 1,000,000 MXN 55,076
M , Senior Bond , 7.75% , 11/23/34 ... 3,060,000 MXN 144,077
Mexican Bonos Desarr Fixed Rate ,
M , 7.75% , 5/29/31 .............. 6,710,000 MXN 327,248
M , 7.5% , 5/26/33 ............... 15,970,000 MXN 751,953
M , Senior Bond , 8.5% , 11/18/38 .... 1,830,000 MXN 88,731
M , Senior Bond , 7.75% , 11/13/42 ... 3,940,000 MXN 173,679
1,540,764
Panama 5.7%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 580,000 550,931
Senior Bond , 6.875% , 1/31/36 ..... 390,000 381,807
Senior Bond , 8% , 3/01/38 ........ 200,000 211,107
1,143,845
Romania 3.2%
a
Romania Government Bond ,
Senior Bond , 144A, 7.125% , 1/17/33 170,000 179,334
Senior Bond , 144A, 6.375% , 1/30/34 380,000 384,478
Senior Bond , 144A, 6% , 5/25/34 .... 80,000 78,634
642,446
South Africa 3.0%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 4,470,000 ZAR 208,020
Senior Bond , 8.5% , 1/31/37 ....... 3,420,000 ZAR 147,954
Senior Bond , 9% , 1/31/40 ........ 5,470,000 ZAR 237,105
593,079

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea 4.8%
Korea Treasury Bonds , 1.875% , 6/10/26 1,373,520,000 KRW $ 970,002
Supranational 7.2%
c
Inter-American Development Bank ,
Senior Note , 7.35% , 10/06/30 ...... 5,000,000 INR 60,709
c
International Bank for Reconstruction &
Development ,
Senior Bond , 7.07% , 6/26/29 ...... 4,700,000 MXN 232,905
Senior Note , 7.05% , 7/22/29 ...... 15,000,000 INR 182,258
Senior Note , 6.5% , 4/17/30 ....... 58,000,000 INR 678,074
c
International Finance Corp. ,
a
Senior Bond , Reg S, 8.375% , 5/31/29 3,600,000 MXN 183,870
Senior Bond , 7.75% , 1/18/30 ...... 2,100,000 MXN 105,235
1,443,051
Uruguay 3.0%
d
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 22,621,235 UYU 610,301
Total Foreign Government and Agency Securities (Cost $ 17,934,970 ) ..............
16,555,039
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , July Strike Price
157.25 JPY , Expires 7/24/24 ...... 1 1,561,000 35,590
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 164.00 JPY , Expires 8/26/24 .. 1 3,122,000 16,882
52,472
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 147.65 JPY , Expires
9/12/24 ...................... 1 1,041,000 1,992
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 152.90 JPY , Expires
9/12/24 ...................... 1 4,163,000 22,189
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 152.95 JPY , Expires 8/26/24 .. 1 3,122,000 11,200
35,381
Total Options Purchased (Cost $ 123,066 ) ......................................
87,853

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 16.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.9%
Egypt 4.7%
e
Egypt Treasury Bills , 5/27/25 ........
55,700,000 EGP $ 942,969
Germany 0.2%
a ,e
Germany Treasury Bills , Reg S, 9/18/24
39,890 EUR 42,415
Total Foreign Government and Agency Securities (Cost $ 1,001,776 ) ...............
985,384
Shares
Money Market Funds 11.7%
United States 11.7%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.972% ......... 2,342,027 2,342,027
Total Money Market Funds (Cost $ 2,342,027 ) ...................................
2,342,027
a a a a a
Total Short Term Investments (Cost $ 3,343,803 ) .................................
3,327,411
a a a
Total Investments (Cost $ 21,401,839 ) 99.5% ....................................
$19,970,303
Options Written (0.4) % .......................................................
(75,194)
Other Assets, less Liabilities 0.9% .............................................
169,781
Net Assets 100.0% ...........................................................
$20,064,890
a a a
a
Number of
Contracts
Notional
Amount
#
h
Options Written (0.4)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , July Strike Price
156.05 JPY , Expires 7/24/24 ...... 1 1,041,000 (30,212)
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 160.00 JPY , Expires 8/26/24 .. 1 2,081,000 (28,444)
(58,656)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 149.90 JPY , Expires 8/26/24 .. 1 2,081,000 (3,767)
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 150.10 JPY , Expires
9/12/24 ...................... 1 4,163,000 (12,771)
(16,538)
Total Options Written (Premiums received $ 69,357 ) .............................
$ (75,194)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $2,964,936, representing 14.8% of net assets.
b
Income may be received in additional securities and/or cash.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(e).
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding written options.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... HSBK Buy 86,800,000 96,153 7/08/24 $ — $ (3,903)
Japanese Yen ...... BNDP Buy 47,525,120 315,285 7/16/24 — (19,208)
Japanese Yen ...... BOFA Buy 49,313,600 327,284 7/16/24 — (20,065)
Japanese Yen ...... DBAB Buy 76,893,550 509,880 7/16/24 — (30,840)
Japanese Yen ...... GSCO Buy 304,800,000 2,021,140 7/16/24 — (122,262)
Chilean Peso ...... HSBK Buy 102,300,000 110,273 7/18/24 — (1,526)
Chilean Peso ...... JPHQ Buy 115,700,000 124,724 7/18/24 — (1,732)
Chilean Peso ...... JPHQ Buy 152,000,000 162,445 7/24/24 — (845)
Japanese Yen ...... MSCO Buy 181,943,599 1,166,619 7/26/24 — (31,369)
Norwegian Krone ... CITI Buy 11,393,000 1,069,513 8/12/24 — (1,207)
Norwegian Krone ... DBAB Buy 1,192,000 112,017 8/12/24 — (245)
Malaysian Ringgit ... GSCO Buy 5,100,000 1,083,378 9/18/24 24 —
New Zealand Dollar . CITI Buy 1,390,000 847,591 9/18/24 — (886)
New Zealand Dollar . CITI Sell 100,000 59,832 9/18/24 — (1,082)
Singapore Dollar .... CITI Buy 40,000 30,158 9/18/24 — (547)
Singapore Dollar .... CITI Sell 40,000 29,553 9/18/24 — (58)
Thai Baht ......... CITI Buy 14,200,000 388,615 9/18/24 — (170)
South Korean Won .. CITI Buy 188,000,000 142,029 9/19/24 — (5,208)
South Korean Won .. HSBK Buy 2,112,900,000 1,622,051 9/19/24 — (84,340)
South Korean Won .. HSBK Sell 621,300,000 458,449 9/19/24 6,284 —
Thai Baht ......... HSBK Buy 1,500,000 41,021 9/26/24 34 —
Australian Dollar .... CITI Buy 245,000 163,180 11/07/24 762 —
Australian Dollar .... CITI Sell 245,000 163,757 11/07/24 — (185)
Australian Dollar .... DBAB Buy 245,000 163,023 11/07/24 918 —
Australian Dollar .... DBAB Sell 245,000 163,753 11/07/24 — (188)
Australian Dollar .... DBAB Buy 521,000 349,242 11/22/24 — (521)
Australian Dollar .... DBAB Sell 290,000 193,889 11/22/24 — (217)
Australian Dollar .... JPHQ Buy 489,000 327,918 11/22/24 — (617)
Total Forward Exchange Contracts ................................................... $8,022 $(327,221)
Net unrealized appreciation (depreciation) ............................................ $(319,199)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  9  regarding other derivative information.
See abbreviations on page 77 .

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.18 $4.91 $5.82 $6.70 $7.73 $8.13
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.31 0.26 0.48 0.48 0.62
Net realized and unrealized gains (losses) (0.28) 0.27 (0.86) (0.83) (1.00) (0.51)
Total from investment operations ........ (0.11) 0.58 (0.60) (0.35) (0.52) 0.11
Less distributions from:
Net investment income .............. (0.18) (0.02) — — (0.01) (0.51)
Tax return of capital ................ — (0.29) (0.31) (0.53) (0.50) —
Total distributions ................... (0.18) (0.31) (0.31) (0.53) (0.51) (0.51)
Net asset value, end of period .......... $4.89 $5.18 $4.91 $5.82 $6.70 $7.73
Total return
c
....................... (2.25)% 12.13% (10.51)% (5.54)% (6.80)% 1.33%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 3.09% 2.66% 2.91% 2.77% 2.10% 2.16%
Expenses net of waiver and payments by
affiliates .......................... 1.14% 1.12% 1.08% 1.13% 1.07% 1.13%
Net investment income ............... 6.90% 6.13% 4.90% 7.58% 6.84% 7.75%
Supplemental data
Net assets, end of period (000’s) ........ $9,107 $9,849 $10,984 $14,821 $16,004 $21,984
Portfolio turnover rate ................ 48.52% 86.75% 58.11% 40.55% 56.59% 23.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.18 $4.91 $5.81 $6.69 $7.72 $8.12
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.29 0.24 0.45 0.44 0.59
Net realized and unrealized gains (losses) (0.30) 0.27 (0.86) (0.83) (0.99) (0.52)
Total from investment operations ........ (0.14) 0.56 (0.62) (0.38) (0.55) 0.07
Less distributions from:
Net investment income .............. (0.16) (0.03) — — (0.01) (0.47)
Tax return of capital ................ — (0.26) (0.28) (0.50) (0.47) —
Total distributions ................... (0.16) (0.29) (0.28) (0.50) (0.48) (0.47)
Net asset value, end of period .......... $4.88 $5.18 $4.91 $5.81 $6.69 $7.72
Total return
c
....................... (2.67)% 11.70% (10.79)% (5.96)% (7.22)% 0.89%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 3.51% 3.08% 3.34% 3.13% 2.54% 2.56%
Expenses net of waiver and payments by
affiliates .......................... 1.54% 1.54% 1.54% 1.54% 1.51% 1.53%
Net investment income ............... 6.50% 5.72% 4.52% 7.18% 6.33% 7.35%
Supplemental data
Net assets, end of period (000’s) ........ $612 $689 $734 $1,310 $1,821 $2,276
Portfolio turnover rate ................ 48.52% 86.75% 58.11% 40.55% 56.59% 23.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.19 $4.92 $5.83 $6.71 $7.73 $8.14
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.30 0.24 0.48 0.47 0.62
Net realized and unrealized gains (losses) (0.30) 0.26 (0.86) (0.83) (0.98) (0.52)
Total from investment operations ........ (0.13) 0.56 (0.62) (0.35) (0.51) 0.10
Less distributions from:
Net investment income .............. (0.17) (0.05) — — (0.01) (0.51)
Tax return of capital ................ — (0.24) (0.29) (0.53) (0.50) —
Total distributions ................... (0.17) (0.29) (0.29) (0.53) (0.51) (0.51)
Net asset value, end of period .......... $4.89 $5.19 $4.92 $5.83 $6.71 $7.73
Total return
c
....................... (2.56)% 11.86% (10.76)% (5.56)% (6.81)% 1.32%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 8.35% 2.88% 3.21% 2.81% 2.13% 2.18%
Expenses net of waiver and payments by
affiliates .......................... 1.39% 1.39% 1.39% 1.16% 1.10% 1.15%
Net investment income ............... 7.04% 5.92% 4.59% 7.55% 6.67% 7.73%
Supplemental data
Net assets, end of period (000’s) ........ $102 $13 $10 $12 $12 $13
Portfolio turnover rate ................ 48.52% 86.75% 58.11% 40.55% 56.59% 23.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.18 $4.91 $5.83 $6.71 $7.74 $8.14
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.32 0.26 0.51 0.52 0.66
Net realized and unrealized gains (losses) (0.29) 0.27 (0.86) (0.84) (1.02) (0.52)
Total from investment operations ........ (0.11) 0.59 (0.60) (0.33) (0.50) 0.14
Less distributions from:
Net investment income .............. (0.18) (0.04) — — (0.01) (0.54)
Tax return of capital ................ — (0.28) (0.32) (0.55) (0.52) —
Total distributions ................... (0.18) (0.32) (0.32) (0.55) (0.53) (0.54)
Net asset value, end of period .......... $4.89 $5.18 $4.91 $5.83 $6.71 $7.74
Total return
c
....................... (2.10)% 12.47% (10.41)% (5.19)% (6.47)% 1.69%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 2.92% 2.47% 2.86% 2.56% 2.04% 1.94%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.86% 0.86% 0.77% 0.75% 0.75%
Net investment income ............... 7.19% 6.44% 5.09% 8.00% 7.37% 8.13%
Supplemental data
Net assets, end of period (000’s) ........ $677 $654 $599 $663 $598 $1,057
Portfolio turnover rate ................ 48.52% 86.75% 58.11% 40.55% 56.59% 23.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.21 $4.94 $5.85 $6.73 $7.75 $8.16
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.32 0.27 0.50 0.51 0.63
Net realized and unrealized gains (losses) (0.29) 0.27 (0.86) (0.84) (1.01) (0.51)
Total from investment operations ........ (0.11) 0.59 (0.59) (0.34) (0.50) 0.12
Less distributions from:
Net investment income .............. (0.18) (0.15) — — (0.01) (0.53)
Tax return of capital ................ — (0.17) (0.32) (0.54) (0.51) —
Total distributions ................... (0.18) (0.32) (0.32) (0.54) (0.52) (0.53)
Net asset value, end of period .......... $4.92 $5.21 $4.94 $5.85 $6.73 $7.75
Total return
c
....................... (2.12)% 12.35% (10.28)% (5.28)% (6.46)% 1.45%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 2.91% 2.42% 2.70% 2.51% 1.91% 1.91%
Expenses net of waiver and payments by
affiliates .......................... 0.89% 0.89% 0.88% 0.89% 0.86% 0.88%
Net investment income ............... 7.20% 6.42% 5.14% 7.83% 7.20% 8.00%
Supplemental data
Net assets, end of period (000’s) ........ $4,852 $5,206 $1,676 $3,063 $3,950 $14,504
Portfolio turnover rate ................ 48.52% 86.75% 58.11% 40.55% 56.59% 23.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2024
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 2.9%
Costa Rica 2.9%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 436,140 437,280
South Africa 0.0%
a,d,e,f
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 188,190 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 55,416 EUR —
a,d,e,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $737,175) ........................................
437,280
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 96.1%
Benin 0.9%
f
Benin Government Bond, Senior Bond,
144A, 4.95%, 1/22/35 ............ 170,000 EUR 144,431
Brazil 6.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/33 .................. 4,002,000 BRL 636,560
10%, 1/01/35 .................. 2,540,000 BRL 398,637
1,035,197
Colombia 10.5%
Colombia Government Bond ,
Senior Bond, 9.85%, 6/28/27 ...... 13,000,000 COP 3,019
Senior Bond, 8.75%, 11/14/53 ..... 200,000 210,823
Colombia Titulos de Tesoreria ,
B, 7.75%, 9/18/30 .............. 123,500,000 COP 26,423
B, 7%, 3/26/31 ................. 5,464,400,000 COP 1,108,965
B, 7%, 6/30/32 ................. 107,000,000 COP 20,920
B, 13.25%, 2/09/33 ............. 260,000,000 COP 71,286
B, 7.25%, 10/18/34 ............. 257,000,000 COP 48,704
B, 6.25%, 7/09/36 .............. 64,000,000 COP 10,648
B, 9.25%, 5/28/42 .............. 580,000,000 COP 116,600
1,617,388
Ecuador 2.3%
f
Ecuador Government Bond, Senior
Bond, 144A, 3.5%, 7/31/35 ........ 695,500 347,856

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt 3.0%
Egypt Government Bond ,
25.151%, 4/16/27 ............... 4,300,000 EGP $ 88,972
f
Senior Note, 144A, 5.25%, 10/06/25 . 390,000 377,278
466,250
Ghana 1.1%
d
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 807,431 GHS 33,424
PIK, 8.5%, 2/15/28 .............. 808,623 GHS 29,008
PIK, 8.65%, 2/13/29 ............. 759,453 GHS 24,141
PIK, 5%, 2/12/30 ............... 760,573 GHS 22,184
PIK, 8.95%, 2/11/31 ............. 755,630 GHS 20,341
PIK, 9.1%, 2/10/32 .............. 756,742 GHS 19,212
PIK, 9.25%, 2/08/33 ............. 757,855 GHS 18,387
PIK, 9.4%, 2/07/34 .............. 48,712 GHS 1,144
PIK, 9.55%, 2/06/35 ............. 48,784 GHS 1,121
PIK, 9.7%, 2/05/36 .............. 48,854 GHS 1,107
PIK, 9.85%, 2/03/37 ............. 48,926 GHS 1,100
PIK, 10%, 2/02/38 .............. 48,998 GHS 1,099
172,268
Hungary 4.0%
Hungary Government Bond, 4.5%,
5/27/32 ...................... 263,700,000 HUF 617,036
India 12.2%
India Government Bond, Senior Bond,
7.29%, 1/27/33 ................ 152,870,000 INR 1,867,555
Indonesia 3.1%
Indonesia Government Bond ,
FR87, 6.5%, 2/15/31 ............ 595,000,000 IDR 35,216
FR91, 6.375%, 4/15/32 .......... 7,387,000,000 IDR 434,539
469,755
Ivory Coast 2.3%
f
Ivory Coast Government Bond, Senior
Note, 144A, 7.625%, 1/30/33 ...... 360,000 350,285
Kenya 1.3%
f
Kenya Government Bond, Senior Note,
144A, 9.75%, 2/16/31 ............ 200,000 192,115
Malaysia 5.5%
Malaysia Government Bond ,
4.059%, 9/30/24 ................ 1,330,000 MYR 282,472
3.899%, 11/16/27 ............... 1,940,000 MYR 415,732
4.498%, 4/15/30 ................ 630,000 MYR 138,675
836,879
Mexico 2.6%
Mexican Bonos Desarr Fixed Rate, M,
7.5%, 5/26/33 ................. 8,620,000 MXN 405,876
Namibia 2.9%
Namibia Government Bond, 9.5%,
7/15/35 ...................... 8,910,000 NAD 451,615

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama 4.9%
Panama Government Bond ,
Senior Bond, 6.875%, 1/31/36 ..... 330,000 $ 323,067
Senior Bond, 8%, 3/01/38 ........ 400,000 422,214
745,281
Poland 2.2%
Poland Government Bond, 2.75%,
10/25/29 ..................... 1,580,000 PLN 344,490
Romania 5.3%
f
Romania Government Bond ,
144A, 2.75%, 4/14/41 ............ 100,000 EUR 69,745
144A, 2.875%, 4/13/42 ........... 560,000 EUR 391,149
Senior Bond, 144A, 5.625%, 2/22/36 330,000 EUR 344,984
805,878
Serbia 7.2%
f
Serbia Government Bond ,
Senior Bond, 144A, 6.5%, 9/26/33 .. 340,000 345,329
Senior Bond, 144A, 6%, 6/12/34 .... 270,000 266,118
Serbia Treasury Bonds, 4.5%, 8/20/32 . 57,400,000 RSD 489,886
1,101,333
Seychelles 2.1%
f
Seychelles International Bond, Senior
Bond, Reg S, 8%, 1/01/26 ........ 316,000 318,706
Supranational 11.5%
g
European Bank for Reconstruction &
Development, Senior Note, 10%,
3/28/26 ...................... 252,600,000 KZT 505,681
f,g
European Investment Bank, Senior
Bond, Reg S, 6.5%, 9/28/32 ....... 8,950,000 ZAR 419,992
g
International Bank for Reconstruction &
Development, Senior Bond, 7.07%,
6/26/29 ...................... 10,800,000 MXN 535,186
g
International Finance Corp., Senior
Note, 14.25%, 5/02/25 ........... 4,000,000,000 UZS 308,306
1,769,165
Uruguay 4.5%
h
Uruguay Government Bond, Index
Linked, Senior Bond, 3.875%, 7/02/40 25,750,506 UYU 694,726
Total Foreign Government and Agency Securities (Cost $15,332,979) ..............
14,754,085
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $16,085,152) ................................
15,191,365

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 11.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.8%
Egypt 4.8%
i
Egypt Treasury Bills ,
3/04/25 ...................... 25,300,000 EGP $ 450,074
3/18/25 ...................... 16,425,000 EGP 289,739
739,813
Total Foreign Government and Agency Securities (Cost $745,493) ................
739,813
Shares
Money Market Funds 6.2%
United States 6.2%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ......... 944,931 944,931
Total Money Market Funds (Cost $944,931) .....................................
944,931
a a a a a
Total Short Term Investments (Cost $1,690,424 ) .................................
1,684,744
a a a
Total Investments (Cost $17,775,576) 110.0% ...................................
$16,876,109
Other Assets, less Liabilities (10.0)% ..........................................
(1,526,702)
Net Assets 100.0% ...........................................................
$15,349,407
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $3,567,988, representing 23.2% of net assets.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(e).
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... HSBK Buy 84,800,000 93,937 7/08/24 $ — $ (3,813)
Chilean Peso ...... HSBK Sell 84,800,000 92,246 7/08/24 2,121 —
Columbian Peso .... GSCO Buy 370,000,000 95,055 7/30/24 — (6,327)
Columbian Peso .... MSCO Buy 764,000,000 196,325 7/30/24 — (13,114)
Malaysian Ringgit ... GSCO Buy 1,220,000 257,384 8/14/24 1,409 —
Thai Baht ......... HSBK Buy 44,310,000 1,252,261 9/18/24 — (40,148)
Thai Baht ......... HSBK Sell 12,700,000 348,901 9/18/24 1,489 —
South Korean Won .. CITI Buy 548,000,000 420,632 9/19/24 — (21,813)
South Korean Won .. DBAB Buy 371,000,000 270,162 9/19/24 — (158)
Uruguayan Peso .... CITI Buy 36,600,000 920,024 10/25/24 — (1,843)
Indonesian Rupiah .. HSBK Buy 8,290,000,000 502,302 12/24/24 2,069 —
Total Forward Exchange Contracts ................................................... $7,088 $(87,216)
Net unrealized appreciation (depreciation) ............................................ $(80,128)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  9  regarding other derivative information.
See Abbreviations on page 77 .

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $3,534,454,210 $314,446,865 $19,059,812 $16,830,645
Cost - Non-controlled affiliates (Note 3 f ) ..... 299,816,896 8,126,566 2,342,027 944,931
Value - Unaffiliated issuers ............... $3,285,454,125 $243,164,919 $17,628,276 $15,931,178
Value - Non-controlled affiliates (Note 3 f ) ..... 299,816,896 8,126,566 2,342,027 944,931
Foreign currency, at value (cost $34,375,667,
$1,072,469, $228,912 and $87,590, respectively) 33,244,839 980,927 221,996 85,235
Receivables:
Capital shares sold ..................... 1,981,113 34,871 7,197 45,469
Dividends and interest .................. 66,046,162 6,546,237 353,593 361,662
Affiliates ............................. — — 18,317 77,827
Deposits with brokers for:
OTC derivative contracts ............... 45,484,911 2,009,046 — —
Centrally cleared swap contracts ......... 13,781,304 178,867 — —
Unrealized appreciation on OTC forward exchange
contracts .............................. 5,710,950 826,307 8,022 7,088
Total assets ....................... 3,751,520,300 261,867,740 20,579,428 17,453,390
Liabilities:
Payables:
Investment securities purchased ........... 3,377 434 18 9
Capital shares redeemed ................ 3,337,018 402,167 17,183 1,945,247
Management fees ...................... 1,480,501 140,747 — —
Distribution fees ....................... 429,112 34,683 2,293 2,233
Transfer agent fees ..................... 1,927,614 161,378 11,141 3,191
Professional fees ...................... 112,460 31,422 34,554 38,871
Trustees' fees and expenses .............. 82,891 8,742 1,310 623
Variation margin on centrally cleared swap
contracts ............................ 1,044,473 13,407 — —
Funds advanced by custodian .............. 31 31 31 31
Options written, at value (premiums received
$11,721,427, $671,161, $69,357 and $–,
respectively) ........................... 12,707,206 727,609 75,194 —
Unrealized depreciation on OTC forward exchange
contracts .............................. 51,382,973 2,823,287 327,221 87,216
Deferred tax ............................ 13,435 141,763 870 5,554
Accrued expenses and other liabilities ........ 1,990,509 327,378 44,723 21,008
Total liabilities ...................... 74,511,600 4,813,048 514,538 2,103,983
Net assets, at value .............. $3,677,008,700 $257,054,692 $20,064,890 $15,349,407
Net assets consist of:
Paid-in capital .......................... $6,852,148,440 $957,381,247 $47,590,146 $20,868,827
Total distributable earnings (losses) .......... (3,175,139,740) (700,326,555) (27,525,256) (5,519,420)
Net assets, at value .............. $3,677,008,700 $257,054,692 $20,064,890 $15,349,407

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A:
Net assets, at value .................... $1,732,636,220 $133,411,515 $9,683,516 $9,106,799
Shares outstanding ..................... 251,424,880 20,376,763 1,506,213 1,863,180
Net asset value per share
a,b
............... $6.89 $6.55 $6.43 $4.89
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $7.16 $6.81 $6.68 $5.08
Class C:
Net assets, at value .................... $57,365,848 $10,148,065 $472,631 $611,816
Shares outstanding ..................... 8,279,118 1,551,794 73,301 125,265
Net asset value and maximum offering price per
share
a,b
.............................. $6.93 $6.54 $6.45 $4.88
Class R:
Net assets, at value .................... $85,369,266 $2,269,331 $53,591 $101,624
Shares outstanding ..................... 12,386,756 346,270 8,338 20,780
Net asset value and maximum offering price per
share
b
............................... $6.89 $6.55 $6.43 $4.89
Class R6:
Net assets, at value .................... $453,532,645 $18,150,263 $3,993,477 $676,857
Shares outstanding ..................... 66,238,350 2,771,972 623,063 138,432
Net asset value and maximum offering price per
share
b
............................... $6.85 $6.55 $6.41 $4.89
Advisor Class:
Net assets, at value .................... $1,348,104,721 $93,075,518 $5,861,675 $4,852,311
Shares outstanding ..................... 196,736,969 14,182,239 911,522 987,062
Net asset value and maximum offering price per
share
b
............................... $6.85 $6.56 $6.43 $4.92
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Income Trust
Financial Statements
Statements of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) .......... $7,214,346 $336,401 $70,541 $27,602
Interest: (net of foreign taxes of $3,845,783,
$245,319, $11,189 and $13,228, respectively)
Unaffiliated issuers ..................... 109,465,335 11,172,530 634,189 665,182
Total investment income ................ 116,679,681 11,508,931 704,730 692,784
Expenses:
Management fees (Note 3 a ) ................ 10,290,857 985,495 82,048 73,078
Distribution fees: (Note 3c )
    Class A ............................. 2,356,130 184,043 13,023 11,805
    Class C ............................. 218,339 38,716 1,877 2,091
    Class R ............................. 229,067 6,456 131 38
Transfer agent fees: (Note 3e )
    Class A ............................. 1,708,824 131,048 13,315 6,199
    Class C ............................. 61,016 10,641 738 422
    Class R ............................. 83,013 2,298 67 9
    Class R6 ............................ 111,140 7,598 1,616 647
    Advisor Class ......................... 1,375,557 94,880 10,250 4,168
Custodian fees .......................... 562,119 128,444 6,654 2,832
Reports to shareholders fees ............... 292,004 25,188 7,667 3,436
Registration and filing fees ................. 107,557 45,808 42,120 69,374
Professional fees ........................ 94,282 46,676 57,612 72,545
Trustees' fees and expenses ............... 321,954 25,303 2,678 1,564
Other ................................. 26,225 16,990 (16,747) 12,785
Total expenses ...................... 17,838,084 1,749,584 223,049 260,993
Expenses waived/paid by affiliates (Note 3f
and 3g) ........................... (535,761) (27,627) (124,338) (170,691)
Net expenses ...................... 17,302,323 1,721,957 98,711 90,302
Net investment income ............. 99,377,358 9,786,974 606,019 602,482

Templeton Income Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:(net of foreign taxes of $297,384,
$12,027, $1,039 and $449, respectively)
Unaffiliated issuers ................... (95,124,654) (8,714,522) (635,003) (318,343)
Written options ........................ 16,680,809 977,207 123,272 —
Foreign currency transactions ............. (354,261) 95,163 6,475 (13,632)
Forward exchange contracts .............. (80,158,532) (6,573,695) (362,473) (4,005)
Swap contracts ........................ (8,919,718) (92,401) — —
Net realized gain (loss) ............... (167,876,356) (14,308,248) (867,729) (335,980)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (216,586,971) (4,398,701) (1,143,632) (499,330)
Translation of other assets and liabilities
denominated in foreign currencies ........ (4,841,444) (273,355) (26,755) (17,350)
Written options ........................ (220,206) 10,604 5,542 —
Forward exchange contracts .............. (93,498,461) (5,996,924) (701,204) (141,704)
Swap contracts ........................ (11,954,528) (119,104) — —
Change in deferred taxes on unrealized
appreciation .......................... 596,515 (194,533) 809 (4,151)
Net change in unrealized appreciation
(depreciation) ...................... (326,505,095) (10,972,013) (1,865,240) (662,535)
Net realized and unrealized gain (loss) ......... (494,381,451) (25,280,261) (2,732,969) (998,515)
Net increase (decrease) in net assets resulting from
operations ............................... $(395,004,093) $(15,493,287) $(2,126,950) $(396,033)

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton Global Bond Fund Templeton Global Total Return Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $99,377,358 $198,302,001 $9,786,974 $23,159,325
Net realized gain (loss) ............ (167,876,356) (889,417,644) (14,308,248) (81,305,347)
Net change in unrealized appreciation
(depreciation) ................. (326,505,095) 775,378,116 (10,972,013) 75,889,784
Net increase (decrease) in net
assets resulting from operations . (395,004,093) 84,262,473 (15,493,287) 17,743,762
Distributions to shareholders:
Class A ........................ (46,348,071) — (4,998,027) —
Class C ........................ (1,480,448) — (378,118) —
Class R ........................ (2,149,509) — (84,014) —
Class R6 ....................... (13,194,313) — (764,148) —
Advisor Class ................... (39,153,344) — (3,730,576) —
Distributions to shareholders from tax
return of capital:
Class A ........................ — (87,631,543) — (10,472,012)
Class C ........................ — (3,364,075) — (861,024)
Class R ........................ — (3,786,612) — (158,874)
Class R6 ....................... — (27,194,776) — (2,742,516)
Advisor Class ................... — (84,914,085) — (9,353,531)
Total distributions to shareholders ..... (102,325,685) (206,891,091) (9,954,883) (23,587,957)
Capital share transactions: (Note 2 )
Class A ........................ (141,949,109) (342,146,530) (17,119,837) (35,981,845)
Class C ........................ (13,990,690) (44,528,498) (2,542,734) (6,040,379)
Class R ........................ (3,829,973) (9,215,517) (298,054) (533,137)
Class R6 ....................... (37,505,588) (119,805,664) (10,890,886) (15,407,824)
Advisor Class ................... (209,123,262) (484,817,735) (17,792,154) (80,522,967)
Total capital share transactions ....... (406,398,622) (1,000,513,944) (48,643,665) (138,486,152)
Net increase (decrease) in net
assets ..................... (903,728,400) (1,123,142,562) (74,091,835) (144,330,347)
Net assets:
Beginning of period ................ 4,580,737,100 5,703,879,662 331,146,527 475,476,874
End of period ..................... $3,677,008,700 $4,580,737,100 $257,054,692 $331,146,527

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton International Bond Fund
Templeton Sustainable Emerging Markets
Bond Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $606,019 $1,310,672 $602,482 $890,882
Net realized gain (loss) ............ (867,729) (3,942,865) (335,980) (1,171,443)
Net change in unrealized appreciation
(depreciation) ................. (1,865,240) 3,302,877 (662,535) 1,947,472
Net increase (decrease) in net
assets resulting from operations . (2,126,950) 670,684 (396,033) 1,666,911
Distributions to shareholders:
Class A ........................ (276,536) — (325,257) (84,418)
Class C ........................ (13,653) — (19,338) (5,417)
Class R ........................ (1,359) — (414) (96)
Class R6 ....................... (124,929) — (24,739) (5,510)
Advisor Class ................... (214,339) — (242,298) (26,458)
Distributions to shareholders from tax
return of capital:
Class A ........................ — (515,901) — (539,635)
Class C ........................ — (26,251) — (34,628)
Class R ........................ — (2,309) — (617)
Class R6 ....................... — (237,283) — (35,221)
Advisor Class ................... — (597,995) — (169,124)
Total distributions to shareholders ..... (630,816) (1,379,739) (612,046) (901,124)
Capital share transactions: (Note 2 )
Class A ........................ (772,319) (1,767,961) (195,243) (1,648,339)
Class C ........................ (121,746) (167,563) (41,785) (82,387)
Class R ........................ 7,521 (62,315) 89,892 1,881
Class R6 ....................... (278,913) (907,143) 62,266 21,504
Advisor Class ................... (5,059,049) (4,329,017) 30,248 3,349,417
Total capital share transactions ....... (6,224,506) (7,233,999) (54,622) 1,642,076
Net increase (decrease) in net
assets ..................... (8,982,272) (7,943,054) (1,062,701) 2,407,863
Net assets:
Beginning of period ................ 29,047,162 36,990,216 16,412,108 14,004,245
End of period ..................... $20,064,890 $29,047,162 $15,349,407 $16,412,108

Templeton Income Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and apply the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement. At June 30,2024, Templeton Sustainable
Emerging Markets Bond Fund had OTC derivatives in a net
liability position for such contracts of $80,128.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is
an agreement between the Fund and a counterparty to buy
or sell a foreign currency at a specific exchange rate on a
future date.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized. At June 30, 2024, Templeton International Bond
Fund and Templeton Sustainable Emerging Markets Bond
Fund had no interest rate swap contracts.
Certain or all Funds purchased or wrote OTC option
contracts primarily to manage and/or gain exposure to
foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At June
30, 2024, Templeton Sustainable Emerging Markets Bond
Fund had no option contracts.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
See Note 9  regarding other derivative information.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Templeton Global Bond Fund
Templeton Global Total Return
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2024
Shares sold
a
................................... 6,510,090 $47,314,866 667,227 $4,625,851
Shares issued in reinvestment of distributions .......... 6,074,983 43,619,086 653,058 4,465,631
Shares redeemed ............................... (32,063,336) (232,883,061) (3,789,697) (26,211,319)
Net increase (decrease) .......................... (19,478,263) $(141,949,109) (2,469,412) $(17,119,837)
Year ended December 31, 2023
Shares sold
a
................................... 16,788,608 $128,835,612 2,457,829 $17,433,776
Shares issued in reinvestment of distributions .......... 10,806,568 82,256,355 1,347,070 9,412,928
Shares redeemed ............................... (72,481,044) (553,238,497) (9,001,382) (62,828,549)
Net increase (decrease) .......................... (44,885,868) $(342,146,530) (5,196,483) $(35,981,845)
Class C
Class C Shares:
Six Months ended June 30, 2024
Shares sold ................................... 252,414 $1,850,533 41,022 $281,750
Shares issued in reinvestment of distributions .......... 201,381 1,454,664 53,825 367,881
Shares redeemed
a
.............................. (2,366,052) (17,295,887) (463,615) (3,192,365)
Net increase (decrease) .......................... (1,912,257) $(13,990,690) (368,768) $(2,542,734)
Year ended December 31, 2023
Shares sold ................................... 936,834 $7,218,868 251,950 $1,760,687
Shares issued in reinvestment of distributions .......... 429,508 3,293,373 116,909 816,400
Shares redeemed
a
.............................. (7,135,146) (55,040,739) (1,225,966) (8,617,466)
Net increase (decrease) .......................... (5,768,804) $(44,528,498) (857,107) $(6,040,379)
Class R
1. Organization and Significant Accounting Policies
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Global Bond Fund
Templeton Global Total Return
Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2024
Shares sold ................................... 837,924 $6,059,681 22,576 $154,846
Shares issued in reinvestment of distributions .......... 298,786 2,144,401 11,940 81,724
Shares redeemed ............................... (1,662,951) (12,034,055) (77,733) (534,624)
Net increase (decrease) .......................... (526,241) $(3,829,973) (43,217) $(298,054)
Year ended December 31, 2023
Shares sold ................................... 2,035,880 $15,629,787 51,392 $353,086
Shares issued in reinvestment of distributions .......... 496,236 3,773,313 22,068 154,250
Shares redeemed ............................... (3,756,340) (28,618,617) (147,481) (1,040,473)
Net increase (decrease) .......................... (1,224,224) $(9,215,517) (74,021) $(533,137)
Class R6
Class R6 Shares:
Six Months ended June 30, 2024
Shares sold ................................... 6,384,755 $46,050,541 235,332 $1,632,145
Shares issued in reinvestment of distributions .......... 1,700,376 12,141,664 108,579 743,183
Shares redeemed ............................... (13,328,632) (95,697,793) (1,908,642) (13,266,214)
Net increase (decrease) .......................... (5,243,501) $(37,505,588) (1,564,731) $(10,890,886)
Year ended December 31, 2023
Shares sold ................................... 17,089,816 $129,888,898 1,010,419 $7,082,815
Shares issued in reinvestment of distributions .......... 3,102,075 23,522,497 388,246 2,713,078
Shares redeemed ............................... (36,417,767) (273,217,059) (3,743,053) (25,203,717)
Net increase (decrease) .......................... (16,225,876) $(119,805,664) (2,344,388) $(15,407,824)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2024
Shares sold ................................... 17,948,984 $130,128,883 1,116,327 $7,754,596
Shares issued in reinvestment of distributions .......... 5,110,898 36,497,997 474,516 3,253,554
Shares redeemed ............................... (52,013,422) (375,750,142) (4,166,017) (28,800,304)
Net increase (decrease) .......................... (28,953,540) $(209,123,262) (2,575,174) $(17,792,154)
Year ended December 31, 2023
Shares sold ................................... 44,191,798 $342,231,062 4,798,084 $33,992,597
Shares issued in reinvestment of distributions .......... 10,322,392 78,205,060 1,183,926 8,306,842
Shares redeemed ............................... (119,736,254) (905,253,857) (17,587,265) (122,822,406)
Net increase (decrease) .......................... (65,222,064) $(484,817,735) (11,605,255) $(80,522,967)
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton International Bond
Fund
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2024
Shares sold
a
................................... 52,565 $355,790 67,270 $342,271
Shares issued in reinvestment of distributions .......... 39,503 265,947 36,189 181,284
Shares redeemed ............................... (202,989) (1,394,056) (140,748) (718,798)
Net increase (decrease) .......................... (110,921) $(772,319) (37,289) $(195,243)
Year ended December 31, 2023
Shares sold
a
................................... 176,012 $1,263,479 178,907 $891,602
Shares issued in reinvestment of distributions .......... 69,972 497,296 74,334 369,708
Shares redeemed ............................... (498,742) (3,528,736) (589,689) (2,909,649)
Net increase (decrease) .......................... (252,758) $(1,767,961) (336,448) $(1,648,339)
Class C
Class C Shares:
Six Months ended June 30, 2024
Shares sold ................................... 1,906 $12,810 23,167 $118,379
Shares issued in reinvestment of distributions .......... 2,014 13,625 3,774 18,833
Shares redeemed
a
.............................. (22,007) (148,181) (34,741) (178,997)
Net increase (decrease) .......................... (18,087) $(121,746) (7,800) $(41,785)
Year ended December 31, 2023
Shares sold ................................... 9,598 $69,031 22,729 $113,919
Shares issued in reinvestment of distributions .......... 3,672 26,187 7,868 39,097
Shares redeemed
a
.............................. (36,434) (262,781) (47,156) (235,403)
Net increase (decrease) .......................... (23,164) $(167,563) (16,559) $(82,387)
Class R
Class R Shares:
Six Months ended June 30, 2024
Shares sold ................................... 928 $6,310 18,326 $90,170
Shares issued in reinvestment of distributions .......... 202 1,359 49 244
Shares redeemed ............................... (22) (148) (102) (522)
Net increase (decrease) .......................... 1,108 $7,521 18,273 $89,892
Year ended December 31, 2023
Shares sold ................................... 2,637 $18,822 1,372 $6,800
Shares issued in reinvestment of distributions .......... 323 2,302 84 419
Shares redeemed ............................... (11,759) (83,439) (1,080) (5,338)
Net increase (decrease) .......................... (8,799) $(62,315) 376 $1,881
Class R6
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Templeton International Bond
Fund
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2024
Shares sold ................................... 38,873 $264,221 18,700 $95,333
Shares issued in reinvestment of distributions .......... 18,496 124,159 4,938 24,739
Shares redeemed ............................... (98,445) (667,293) (11,404) (57,806)
Net increase (decrease) .......................... (41,076) $(278,913) 12,234 $62,266
Year ended December 31, 2023
Shares sold ................................... 91,297 $658,561 35,434 $178,308
Shares issued in reinvestment of distributions .......... 33,109 234,914 8,174 40,731
Shares redeemed ............................... (253,592) (1,800,618) (39,363) (197,535)
Net increase (decrease) .......................... (129,186) $(907,143) 4,245 $21,504
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2024
Shares sold ................................... 83,163 $567,798 463,188 $2,388,250
Shares issued in reinvestment of distributions .......... 30,396 205,848 48,001 241,797
Shares redeemed ............................... (844,652) (5,832,695) (522,812) (2,599,799)
Net increase (decrease) .......................... (731,093) $(5,059,049) (11,623) $30,248
Year ended December 31, 2023
Shares sold ................................... 417,561 $3,030,354 908,772 $4,609,292
Shares issued in reinvestment of distributions .......... 79,887 568,764 38,205 192,024
Shares redeemed ............................... (1,109,022) (7,928,135) (287,953) (1,451,899)
Net increase (decrease) .......................... (611,574) $(4,329,017) 659,024 $3,349,417
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
Templeton Global Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Effective June 1, 2024, Templeton Global Total Return Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Prior to June 1, 2024, Templeton Global Total Return Fund paid fees, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton International Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate Net Assets
0.650% Up to and including $200 million
0.585% Over $200 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $1.3 billion
0.475% Over $1.3 billion, up to and including $35 billion
0.470% Over $35 billion, up to and including $50 billion
0.465% Over $50 billion, up to and including $65 billion
0.460% Over $65 billion, up to and including $80 billion
0.455% In excess of $80 billion
Annualized Fee Rate Net Assets
0.670% Up to and including $200 million
0.620% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% In excess of $1.3 billion
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, Asset Management, an affiliate of Advisers, provides subadvisory services to Templeton
Sustainable Emerging Markets Bond Fund. The subadvisory fee is paid by Advisers, based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% Over $1 billion
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Gross effective investment management fee rate ........ 0.508% 0.680% 0.700%
Templeton
Sustainable
Emerging
Markets Bond
Fund
Gross effective investment management fee rate ........ 0.850%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For Templeton International Bond Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A ............................... 0.25% 0.25% 0.35% 0.25%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50% 0.50%
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $6,158 $399 $61 $19
CDSC retained ........................... $3,614 $299 $— $6
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Transfer agent fees ........................ $987,842 $91,648 $11,276 $5,339
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended June 30, 2024, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $361,448,074 $919,342,839 $(980,974,017) $— $— $299,816,896 299,816,896 $7,214,346
Total Affiliated Securities ... $361,448,074 $919,342,839 $(980,974,017) $— $— $299,816,896 $7,214,346
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $16,359,736 $77,875,385 $(86,108,555) $— $— $8,126,566 8,126,566 $336,401
Total Affiliated Securities ... $16,359,736 $77,875,385 $(86,108,555) $— $— $8,126,566 $336,401
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $4,817,812 $7,734,519 $(10,210,304) $— $— $2,342,027 2,342,027 $70,541
Total Affiliated Securities ... $4,817,812 $7,734,519 $(10,210,304) $— $— $2,342,027 $70,541
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $598,325 $5,608,944 $(5,262,338) $— $— $944,931 944,931 $27,602
Total Affiliated Securities ... $598,325 $5,608,944 $(5,262,338) $— $— $944,931 $27,602
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton International Bond Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.74% and for Class R6 do not exceed 0.60% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Sustainable Emerging Markets Bond Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.89% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until April 30, 2025.
h. Other Affiliated Transactions
At June 30, 2024, Advisers owned 25.1% of Templeton Sustainable Emerging Markets Bond Fund's outstanding shares.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 88,242,583 $ 9,548,082 $ 4,811,786 $ 1,151,281
Long term ............................. 2,515,761,911 555,124,481 19,419,225 2,589,271
Total capital loss carryforwards ............ $2,604,004,494 $564,672,563 $24,231,011 $3,740,552
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, bond discounts and premiums, tax straddles, derivative financial instruments and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, were as follows:
6. Credit Risk and Defaulted Securities
At June 30, 2024, certain or all Funds had a portion of their portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
June 30, 2024, the aggregate value of these securities for Templeton Global Total Return Fund and Templeton Sustainable
Emerging Markets Bond Fund was $2,526,684 and $0, representing 1.0% and 0% respectively, of each Fund's net assets. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
a a a a a
Cost of investments ....................... $3,908,114,738 $367,974,036 $21,943,910 $18,214,032
Unrealized appreciation ..................... $41,928,675 $5,044,570 $177,730 $222,086
Unrealized depreciation ..................... (438,647,477) (124,715,064) (2,545,730) (1,640,137)
Net unrealized appreciation (depreciation) ....... $(396,718,802) $(119,670,494) $(2,368,000) $(1,418,051)
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Purchases .............................. $534,904,044 $39,673,972 $4,609,785 $7,604,372
Sales .................................. $877,574,492 $92,240,070 $7,952,671 $7,457,607
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Credit risk ..................................... 11.5% 32.6% 17.2% 34.1%
4. Income Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
436,140
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 436,140 437,280
Total Restricted Securities (Value is 2. 9 % of Net Assets) .............. $451,138 $437,280
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of June 30, 2024.

Templeton Income Trust
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9. Other Derivative Information
At June 30, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 15,495,856
a
Foreign exchange contracts ..
Investments in securities, at value 14,847,245
b
Options written, at value 12,707,206
Unrealized appreciation on OTC
forward exchange contracts
5,710,950 Unrealized depreciation on OTC
forward exchange contracts
51,382,973
Total .................... $20,558,195 $79,586,035
Templeton Global Total Return Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
263,354
a
Foreign exchange contracts ..
Investments in securities, at value 850,147
b
Options written, at value 727,609
Unrealized appreciation on OTC
forward exchange contracts
826,307 Unrealized depreciation on OTC
forward exchange contracts
2,823,287
Total .................... $1,676,454 $3,814,250
Templeton International Bond Fund
Foreign exchange contracts ..
Investments in securities, at value 87,853
b
Options written, at value 75,194
Unrealized appreciation on OTC
forward exchange contracts
8,022 Unrealized depreciation on OTC
forward exchange contracts
327,221
Total .................... $95,875 $402,415
Templeton Sustainable Emerging Markets Bond Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
7,088 Unrealized depreciation on OTC
forward exchange contracts
87,216
Total .................... $7,088 $87,216
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.

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For the period ended June 30, 2024, the effect of derivative contracts in the Statements of Operations was as follows:
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(8,919,718) Swap contracts $(11,954,528)
Foreign exchange contracts .....
Investments (32,121,772)
a
Investments (4,131,702)
a
Written options 16,680,809 Written options (220,206)
Forward exchange contracts (80,158,532) Forward exchange contracts (93,498,461)
Total ....................... $(104,519,213) $(109,804,897)
Templeton Global Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts (92,401) Swap contracts (119,104)
Foreign exchange contracts .....
Investments (1,943,327)
a
Investments (181,401)
a
Written options 977,207 Written options 10,604
Forward exchange contracts (6,573,695) Forward exchange contracts (5,996,924)
Total ....................... $(7,632,216) $(6,286,825)
Templeton International Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments (235,165)
a
Investments (6,904)
a
Written options 123,272 Written options 5,542
Forward exchange contracts (362,473) Forward exchange contracts (701,204)
Total ....................... $(474,366) $(702,566)
Templeton Sustainable Emerging Markets Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts (4,005) Forward exchange contracts (141,704)
Total ....................... $(4,005) $(141,704)
9. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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For the period ended June 30, 2024, the average month end notional amount of swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At June 30, 2024, the Funds' OTC derivative assets and liabilities are as follows:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Swap contracts ............................ $ 409,205,714 $ 4,920,000 $ – $ –
Forwards exchange contracts ................. 2,081,588,273 183,315,359 15,563,111 4,405,422
Options .................................. 3,027,323,857 184,899,000 21,866,143 –
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond Fund
Forward Exchange Contracts ............................. $ 5,710,950 $ 51,382,973
Options Purchased .................................... 14,847,245 —
Options Written ....................................... — 12,707,206
Total ............................................. $20,558,195 $64,090,179
Templeton Global Total Return Fund
Forward Exchange Contracts ............................. 826,307 2,823,287
Options Purchased .................................... 850,147 —
Options Written ....................................... — 727,609
Total ............................................. $1,676,454 $3,550,896
Templeton International Bond Fund
Forward Exchange Contracts ............................. 8,022 327,221
Options Purchased .................................... 87,853 —
Options Written ....................................... — 75,194
Total ............................................. $95,875 $402,415
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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At June 30, 2024, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 2,722 (2,722) — — —
CITI ..................... 36,957 — — — 36,957
DBAB ................... — — — — —
GSCO ................... — — — — —
HSBK ................... 124,044 (124,044) — — —
JPHQ ................... 35,168 (35,168) — — —
MSCO ................... 20,359,304 (20,359,304) — — —
Total ................... $20,558,195 $(20,521,238) $ — $— $36,957
Templeton Global Total Return Fund
Counterparty
BNDP ................... — — — — —
BZWS ................... 3,501 — — — 3,501
CITI ..................... 43,193 (43,193) — — —
DBAB ................... — — — — —
HSBK ................... 15,632 (5,502) — — 10,130
JPHQ ................... — — — — —
MSCO ................... 1,614,128 (1,614,128) — — —
Total ................... $1,676,454 $(1,662,823) $— $— $13,631
Templeton International Bond Fund
Counterparty
BNDP ................... — — — — —
BOFA .................... — — — — —
CITI ..................... 762 (762) — — —
DBAB ................... 918 (918) — — —
GSCO ................... 24 (24) — — —
HSBK ................... 6,318 (6,318) — — —
JPHQ ................... — — — — —
MSCO ................... 87,853 (87,853) — — —
Total ................... $95,875 $(95,875) $— $— $—
3
9. Other Derivative Information
(continued)

Templeton Income Trust
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At June 30, 2024, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $16,670,123 $— $— $(16,167,300) $502,823
BOFA .................... 31,872 (2,722) — — 29,150
CITI ..................... — — — — —
DBAB ................... 5,274,979 — — (5,157,611) 117,368
GSCO ................... 2,021,253 — — (1,970,000) 51,253
HSBK ................... 11,662,127 (124,044) — (11,538,083) —
JPHQ ................... 1,268,738 (35,168) — (1,233,570) —
MSCO ................... 27,161,087 (20,359,304) — (6,330,000) 471,783
Total ................... $64,090,179 $(20,521,238) $— $(42,396,564) $1,172,377
Templeton Global Total Return Fund
Counterparty
BNDP ................... 285,369 — — (260,000) 25,369
BZWS ................... — — — — —
CITI ..................... 433,557 (43,193) — (260,000) 130,364
DBAB ................... 595,074 — — (595,074) —
HSBK ................... 5,502 (5,502) — — —
JPHQ ................... 38,558 — — (38,558) —
MSCO ................... 2,192,836 (1,614,128) — (529,046) 49,662
Total ................... $3,550,896 $(1,662,823) $— $(1,682,678) $205,395
Templeton International Bond Fund
Counterparty
BNDP ................... 19,208 — — — 19,208
BOFA .................... 20,065 — — — 20,065
CITI ..................... 9,343 (762) — — 8,581
DBAB ................... 32,011 (918) — — 31,093
GSCO ................... 122,262 (24) — — 122,238
HSBK ................... 89,769 (6,318) — — 83,451
JPHQ ................... 3,194 — — — 3,194
MSCO ................... 106,563 (87,853) — — 18,710
Total ................... $402,415 $(95,875) $— $— $306,540
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization.
Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 77 .
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2024, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $ — $ 2,984,732,881 $ — $ 2,984,732,881
U.S. Government and Agency Securities ....... — 279,487,797 — 279,487,797
Options Purchased ....................... — 14,847,245 — 14,847,245
Short Term Investments ................... 299,816,896 6,386,202 — 306,203,098
Total Investments in Securities ........... $299,816,896 $3,285,454,125 $— $3,585,271,021
Other Financial Instruments:
Forward Exchange Contracts ............... $— $5,710,950 $— $5,710,950
Total Other Financial Instruments ......... $— $5,710,950 $— $5,710,950
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $51,382,973 $— $51,382,973
9. Other Derivative Information
(continued)

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Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund (continued)
Liabilities: (continued)
Other Financial Instruments:
Options Written .......................... $ — $ 12,707,206 $ — $ 12,707,206
Swap Contracts ......................... — 15,495,856 — 15,495,856
Total Other Financial Instruments ......... $— $79,586,035 $— $79,586,035
Templeton Global Total Return Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... — — —
b
—
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 204,119,653 — 204,119,653
U.S. Government and Agency Securities ....... — 22,716,482 — 22,716,482
Escrows and Litigation Trusts ............... — — —
b
—
Options Purchased ....................... — 850,147 — 850,147
Short Term Investments ................... 8,126,566 15,478,637 — 23,605,203
Total Investments in Securities ........... $8,126,566 $243,164,919 $— $251,291,485
Other Financial Instruments:
Forward Exchange Contracts ............... $— $826,307 $— $826,307
Total Other Financial Instruments ......... $— $826,307 $— $826,307
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,823,287 $— $2,823,287
Options Written .......................... — 727,609 — 727,609
Swap Contracts ......................... — 263,354 — 263,354
Total Other Financial Instruments ......... $— $3,814,250 $— $3,814,250
Templeton International Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... — 16,555,039 — 16,555,039
Options Purchased ....................... — 87,853 — 87,853
Short Term Investments ................... 2,342,027 985,384 — 3,327,411
Total Investments in Securities ........... $2,342,027 $17,628,276 $— $19,970,303
Other Financial Instruments:
Forward Exchange Contracts ............... $— $8,022 $— $8,022
Total Other Financial Instruments ......... $— $8,022 $— $8,022
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $327,221 $— $327,221
Options Written .......................... — 75,19 4 — 75,19 4
Total Other Financial Instruments ......... $— $402,415 $— $402,415
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... — — —
b
—
Corporate Bonds ........................ — — 437,280
b
437,280
Foreign Government and Agency Securities .... — 14,754,085 — 14,754,085
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 944,931 739,813 — 1,684,744
Total Investments in Securities ........... $944,931 $15,493,898 $437,280 $16,876,109
Other Financial Instruments:
Forward Exchange Contracts ............... $— $7,088 $— $7,088
Total Other Financial Instruments ......... $— $7,088 $— $7,088
11. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2024, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Templeton Sustainable Emerging Markets Bond Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $87,216 $— $87,216
Total Other Financial Instruments ......... $— $87,216 $— $87,216
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks:
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds:
Costa Rica ... 450,124 — (14,520) — — — — 1,676 437,280 1,659
South Africa .. —
b
— — — — — — — —
b
—
Escrows and
Litigation Trusts —
b
— — — — — — — —
b
—
Total Investments in
Securities ....... $450,124 $— $(14,520) $— $— $— $— $1,676 $437,280 $1,659
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2024, are as follows:
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable
Emerging Markets Bond
Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
..........
$437,280 Discounted cash flow Discount rate
(
b
)
8.0% Decrease
All Other
............
—
c
Total
...............
$437,280
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa
Rican credit spread.
c
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

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Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
KZT
Kazakhstani Tenge
MXN
Mexican Peso
MYR
Malaysian Ringgit
NAD
Namibian Dollar
NOK
Norwegian Krone
PLN
Polish Zloty
RSD
Serbian Dinar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 5.33%

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Semiannual Report
TEMPLETON INCOME TRUST
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund
Templeton Sustainable Emerging Markets Bond Fund
(each a Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of Templeton Income Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Franklin Advisers, Inc. (FAI) and the Trust, on behalf of each Fund and an investment sub-advisory agreement between FAI and Templeton Asset Management Ltd. (Sub-Adviser), an affiliate of FAI, on behalf of the Templeton Sustainable Emerging
Markets Bond Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each
Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the
Board deemed appropriate. FAI and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Managers by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation;
oversight of third-party service providers; investment performance reports and related financial information for each Fund;
reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the
Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Templeton Global Bond Fund and Templeton International Bond Fund - The Performance Universe for the Templeton Global
Bond Fund included the Fund and all retail and institutional global income funds. The Performance Universe for the Templeton
International Bond Fund included the Fund and all retail and institutional international income funds. The Board noted that each Fund’s annualized income return for the one- and 10-year periods was above the median of its respective Performance
Universe, but for the three- and five-year periods was below the median of its respective Performance Universe. The Board also noted that each Fund’s annualized total return for the three-year period was above the median of its Performance
Universe, but for the one-, five- and 10-year periods was below the median of its Performance Universe.

Templeton Income Trust

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Semiannual Report
The Board discussed the Templeton Global Bond Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater credit/spread allocations, greater US dollar exposures, and longer portfolio durations than the Fund, it being noted that such differences may allow the Fund to serve as a diversifier to more traditional global bond portfolios and products. Management further explained that these differences adversely impacted the Fund’s performance and, in particular, the Fund’s five-year annualized total return performance given the sharp escalation in emerging market risk aversion during the second half of 2019, and the corresponding safe-haven rally to US Treasuries. Management noted that the Fund outperformed its benchmark, the FTSE World Government Bond Index, for the three-year period ended March 31, 2024. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the addition of investment team personnel, and management’s global economic outlook regarding non-US dollar assets and view that the Fund is well positioned to benefit from its outlook expectations. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the
Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return was positive for each period.
The Board discussed the Templeton International Bond Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater credit/spread allocations, greater
US dollar exposures, and longer portfolio durations than the Fund, which adversely impacted the Fund’s performance and, in particular, the Fund’s five-year annualized total return performance given the sharp escalation in emerging market risk aversion during the second half of 2019, and the corresponding safe-haven rally to US Treasuries. Management noted that the
Fund outperformed its benchmark, the FTSE Non-U.S. World Government Bond Index, for the three-year period ended March
31, 2024. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the addition of investment team personnel, and management’s global economic outlook regarding non-US dollar assets and view that the Fund is well positioned to benefit from its outlook expectations.
Management further explained that the largest source of the Fund’s annualized total return underperformance for the one-
year period was the Fund’s currency positions as the Fund had been underweight to the US dollar. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that each Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Total Return Fund - The Performance Universe for the Fund included the Fund and all retail and institutional global income funds. The Board noted that the Fund’s annualized income return for the one-, five- and 10-
year periods was above the median of its Performance Universe, but for the three-year period was below the median of its
Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater credit/
spread allocations, greater US dollar exposures, and longer portfolio durations than the Fund, which adversely impacted the
Fund’s performance and, in particular, the Fund’s five-year annualized total return performance given the sharp escalation in emerging market risk aversion during the second half of 2019, and the corresponding safe-haven rally to US Treasuries.
Management noted that the Fund outperformed its benchmark, the Bloomberg Multiverse Index, for the one- and three-year periods ended March 31, 2024. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the addition of investment team personnel, and management’s global economic outlook regarding non-US dollar assets and view that the Fund is well positioned to benefit from its outlook expectations. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board considered that the Fund’s annualized total return (although below the median) and annualized income return were 5.88% and 6.03%, respectively.

Templeton Income Trust

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Semiannual Report
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Sustainable Emerging Markets Bond Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets local currency debt funds. The Board noted that the Fund’s annualized income return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the three-
year period was above the median of its Performance Universe, but for the one-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater credit/spread allocations, greater US dollar exposures, and longer portfolio durations than the Fund, which adversely impacted the Fund’s performance and, in particular, the Fund’s five-year annualized total return performance given the sharp escalation in emerging market risk aversion during the second half of 2019, and the corresponding safe-haven rally to US Treasuries. Management noted that the Fund outperformed its benchmark, the JP Morgan GBI-EM Global Diversified Index, for the three-year period ended March
31, 2024. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the addition of investment team personnel, and management’s global economic outlook regarding non-US dollar assets and view that the Fund is well positioned to benefit from its outlook expectations.
The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board considered that the Fund’s annualized total return (although below the median) and annualized income return were 12.13% and 6.29%, respectively. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for the other funds in each Fund’s respective Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
Templeton Global Bond Fund and Templeton Global Total Return Fund - The Expense Group for the Templeton Global Bond
Fund included the Fund and 11 other global income funds. The Expense Group for the Templeton Global Total Return Fund
included the Fund and nine other global income funds. The Board noted that the Management Rates and actual total expense ratios for each Fund were above the medians of their respective Expense Group.
Templeton Global Bond Fund - The Board further noted management’s explanation that the Fund’s Management Rate is currently less than one basis point above its Expense Group median. Management further explained that the Fund currently has a much higher non-US fixed income allocation than its Expense Group which requires additional time and resources to conduct due diligence and monitor liquidity.

Templeton Income Trust

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund - The Board further noted management’s explanation that the Fund currently has a much higher non-US fixed income allocation than its Expense Group which requires additional time and resources to conduct due diligence and monitor liquidity. In response to discussions with the Independent Trustees, management proposed a three basis point reduction in the Fund’s Management Rate for the first two tiers of the Fund’s current contractual management breakpoint fee schedule, effective June 1, 2024.
After consideration of the above, the Board concluded that the Management Rates charged to each Fund are reasonable.
Templeton International Bond Fund - The Expense Group for the Fund included the Fund and five other international income funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. After consideration of the above, the Board concluded that the Management
Rate charged to the Fund is reasonable.
Templeton Sustainable Emerging Markets Bond Fund - The Expense Group for the Fund included the Fund and seven other emerging markets local currency debt funds. The Board noted that the Management Rate for the Fund was above the median and in the fifth quintile (most expensive) of its Expense Group, but its actual total expense ratio was below the median and in the first quintile (least expensive) of its Expense Group. The Board discussed the fifth quintile Management Rate with management and management explained that the Fund’s actual total expense ratio reflected an expense cap on operating expenses, which results in an actual management fee of zero being paid by the Fund. After consideration of the above, the
Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Templeton Income Trust

franklintempleton.com
Semiannual Report
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Managers’ view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board noted that the Templeton Global Bond Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term and that the Templeton International Bond Fund and the Templeton Sustainable Emerging Markets Bond Fund do
not currently have asset sizes that would likely enable the Funds to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

TINT-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) N/A

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	August 29, 2024